(front cover)
                                     J.P. Morgan
                         Diversified Fund - Advisor Series

                                 Semi-annual Report
                                 December 31, 2000

LETTER TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

January 23, 2001

Dear Shareholder,

    We are pleased to present the inaugural shareholder report for the J.P. Morgan Diversified Fund - Advisor Series. The Fund began operations on September 15, 2000, amid mounting volatility in the equity and fixed income markets. Reports of slower U.S. economic growth, a revaluation of technology stocks, and a change in the Federal Reserve's interest rate bias made this a challenging time for investors.

    Using the Fund's master investment portfolio, the J.P. Morgan Diversified Portfolio, as a basis to measure investment performance for the Fund's semi-annual period, the Fund had a total return of -4.10% for the six months ended December 31, 2000. The Fund's benchmark and peer group, as measured by the Lipper Balanced Funds Average, fared little better. The benchmark (comprised of 52% S&P 500 Index, 35% Saloman Smith Barney Broad Investment Grade Bond Index, 10% MSCI EAFE Index, and 3% Russell 2000 Index) had a total return of -3.28% for the six months ended December 31, 2000, while the Fund's peer group had a total return of 0.03% for the same time period.

    The Fund's net asset value (NAV) on December 31, 2000 was $9.27, down from $10.00 when the Fund began operations on September 15, 2000. During the period, the Fund made distributions of approximately $0.09 per share from ordinary income, approximately $0.07 per share from short-term capital gains, and approximately $0.13 per share from long-term capital gains. The Fund's total net assets on December 31, 2000 were approximately $499,000.

    This report includes an interview with John Devlin, a member of the portfolio management team for The J.P. Morgan Diversified Portfolio. John discusses the financial markets in detail, and explains the factors that influenced investment performance during the period. John also provides insight in regard to positioning the Fund for the coming months.

    As chairman and president of Asset Management Services, we appreciate your investment in the Portfolio. If you have any comments or questions, please contact your Morgan representative, or call J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,

/signature/                             /signature/

Ramon de Oliveira                       Keith M. Schappert
Chairman of Asset Management Services   President of Asset Management Services
J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Letter to the Shareholders                                                    1
Fund Performance                                                              2
Portfolio Manager Q&A                                                         3
Fund Facts & Highlights                                                       5
Financial Statements                                                          6

FUND PERFORMANCE
--------------------------------------------------------------------------------

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This calculation takes the fund's actual return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, and ten years,(or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short-term.
PERFORMANCE

                                                       TOTAL RETURNS                   AVERAGE ANNUAL TOTAL RETURNS
                                                  -------------------------    --------------------------------------
                                                      SIX            ONE          THREE           FIVE          SINCE
                                                    MONTHS          YEAR          YEARS          YEARS        INCEPTION

AS OF DECEMBER 31, 2000
J.P. Morgan Diversified Fund - Advisor Series*      (4.10)%        (4.17)%          9.09%        11.90%         12.08%
Lipper Balanced Funds Average**                       0.03%          1.51%          7.88%        11.39%         11.22%
Diversified Benchmark***                            (3.28)%        (2.30)%         10.12%        13.06%         12.87%
S&P 500 Index                                       (8.72)%        (9.11)%         12.26%        18.33%         17.94%
Salomon Smith Barney Broad Investment
  Grade Index                                         7.38%         11.59%          6.36%         6.45%          6.46%
MSCI EAFE Index                                    (10.53)%       (14.17)%          9.35%         7.13%          7.65%
Russell 2000 Index                                  (5.88)%        (3.02)%          4.65%        10.31%         10.88%

* Reflects the performance of the J.P. Morgan Institutional Diversified Fund, a separate feeder fund investing in the same master portfolio, from September 10, 1993 (the J.P. Morgan Institutional Diversified Fund's inception date) to September 15, 2000 (the inception date of the J.P. Morgan Diversified Fund - Advisor Series). The performance for that period reflects the deduction of the expenses of the J.P. Morgan Institutional Diversified Fund, which were lower than the expenses of the J.P. Morgan Diversified Fund - Advisor Series. Therefore, had the J.P. Morgan Diversified Fund - Advisor Series existed during this period, its returns would have been lower. For the purposes of comparison, the "since inception" returns are calculated from September 30, 1993, the first date when data for the J.P. Morgan Institutional Diversified Fund, its benchmark, and its Lipper category were all available. The total return for the J.P. Morgan Institutional Diversified Fund from September 10, 1993 to December 15, 1993 and the J.P. Morgan Diversified Fund - Advisor Series' return from September 15, 2000 through December 31, 2000 was 11.84%.

** Describes the average total return for all funds in the indicated Lipper category, as defined by Lipper Inc., and does not take into account applicable sales charges. Lipper Analytical Services, Inc. is a leading source for fund data.

*** Comprises 52% S&P Index, 35% Salomon Smith Barney Broad Investment Grade Bond Index, 10% MSCI EAFE Index, and 3% Russell 200 Index. The benchmark does not include fees or operating expenses, and is not available for actual investment.

     The S&P 500 Index, Salomon Smith Barney Broad Investment Grade Bond Index, MSCI EAFE Index, and Russell 2000 Index are unmanaged indices that measure performance based on the average performance of 500 widely held U.S. large-cap stocks; of approximately 4,700 individually priced investment-grade bonds rated BBB or better; of nearly 1,100 stocks traded in Europe, Australasia, and the Far East; and of 2,000 U.S. small-cap companies, respectively. The indices do not include fees or operating expense, and are not available for actual investment.

     Past performance is no guarantee of future results. Fund returns are net of fees, assume the reinvestment of distributions and reflect reimbursement of certain fund and portfolio expenses as described in the prospectus. Had expenses not been subsidized, returns would have been lower.

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------

[photo of John M. Devlin, Jr.]

    The following is an interview with JOHN M. DEVLIN, JR., vice president, and a member of the portfolio management team for The Diversified Portfolio since December 1993. John joined Morgan in 1986, starting on the fixed-income trading desk as a mortgage and corporate specialist before going on special assignment in the Frankfurt office. Before joining Morgan, John was a pension and Treasury fund manager at U.S. Steel. He earned an undergraduate degree in Finance from Georgetown University and an M.B.A. from Pace University, where he also served as an adjunct professor of Finance for 10 years. This interview took place on January 20, 2001, and reflects John's views on that date.

WHAT WENT ON IN THE CAPITAL MARKETS DURING THE LAST SIX MONTHS?

    A number of events had an impact on the capital markets in the latter half of 2000. The slowing of the U.S. economy during the late summer accelerated sharply during the fourth quarter. The Federal Reserve, which had progressively tightened U.S. monetary policy during the first half of the year, moved to an easing bias in December, then cut interest rates by half a percentage point in January. Investors abandoned technology, media and telecommunications stocks for the tried-and-true companies of the old economy, sending the NASDAQ down 50% from its all-time high in March. In the fixed income market, Treasuries were scarce as the government continued its buyback program. And in the wake of a series of earnings surprises, the credit quality of corporate and high yield bonds deteriorated.

TELL US A LITTLE MORE ABOUT WHAT HAPPENED IN THE EQUITY MARKETS.

    Actually, in many ways, it was a relatively benign year. There were no big economic crises anywhere in the world and no hedge fund failures. However, a number of smaller events took center stage-- the Microsoft antitrust action, for example, and the litigation against Philip Morris and other tobacco manufacturers. Less clear was the impact of the SEC's new full disclosure rule, which went into effect in October. Analysts were worried that the rule might keep them from getting the information they need to forecast stock performance

    As the economy began to slow in the third quarter, investors began to question the business plans of dot-com stocks. Because companies like Priceline.com and eToys derive most of their revenue from advertising, stockholders were concerned about their ability to turn a profit or to continue to obtain financing. Investors were also worried that large capitalization companies would be unable to sustain their earnings growth and severely punished any company that failed to meet earnings expectations.

    Investors sought safety in old economy stocks, which outperformed other issues during the second half of 2000. For the first time in years, utilities (until the supply and demand problems in California) and insurance stocks gained more than technology, media and telecommunications stocks. After sharp corrections in 1999 and early 2000, these old economy stocks were now seen to have attractive valuations.

HOW DID THE FIXED INCOME MARKETS FARE?

    In March 2000, the Treasury began its bond buyback program. The result: an inverted Treasury yield curve in which short-term rates are higher than long-term rates. As corporate profits declined sharply during the fourth quarter, the credit quality in the high-yield and investment-grade corporate sectors deteriorated. These sectors also suffered because of a lack of liquidity in the market. One cause was the decline over the past several years in the number of broker-dealers participating in the market.

    Another was high short-term rates, which made it expensive for dealers to finance inventory and led them to minimize their positions. In addition, traditional portfolio buyers--insurance companies for example--were less willing to step in.

HOW WAS THE PORTFOLIO POSITIONED?

    On the equity side of the portfolio, we were underweighted in large cap equities and slightly overweighted in both small cap and international stocks. We adopted this strategy because small capitalization stocks and international equities were cheaper than large cap equities. Our underweighting of large

PORTFOLIO MANAGER Q&A
--------------------------------------------------------------------------------
                                                                    (Continued)

cap equities, which fell in value during the last half of 2000, had a positive impact on performance.

    In the fixed income portfolio, we moved to a long duration posture on the Treasury yield curve in anticipation of a decline in interest rates. During the summer, we maintained an underweighting in corporate bonds and invested instead in Treasuries and AAA mortgage-backed securities because of their shorter duration. All these decisions benefited performance.

WHICH PARTICULAR STOCKS HELPED OR HURT PERFORMANCE OVER THIS REPORTING PERIOD?

    A number of large cap stocks contributed to our performance, including Sun Microsystems, Alza Corp., Allstate and Comcast. The portfolio also benefited from our decision not to hold or to take only small positions in such poor performers such as Lucent, AT&T, Coca-Cola, and Xerox. Major detractors were holdings in EMC Corp., Dell Computer and Level 3, coupled with an underweighting in Qualcomm and Boeing.

WHAT IS YOUR OUTLOOK OVER THE NEAR TERM? AND HOW ARE YOU POSITIONING THE PORTFOLIO?

    The Diversified Fund brings together in a single fund the best of J.P. Morgan's fundamental research capabilities in both equities and fixed income. Based on that research, we have moved into 2001 with a tactical allocation of asset classes that are very close to the strategic normals for the Fund.

    In particular, for the first half of 2001, we expect U.S. economic data to continue to disappoint and the growth of the economy to sink well below its potential. However, we think financial conditions in the U.S. will improve with short-term interest rates falling, the dollar weakening, and a fiscal boost, such as a tax cut, provided by the federal government. Since the Fed eased interest rates at the beginning of 2001, the two to 30-year Treasury yield curve has turned slightly positive. We expect the yield curve to continue to normalize as the Fed lowers rates a full percentage point over the next several months. Falling mortgage rates and some easing of the tightness in corporate credit should lead to some economic reacceleration by the end of 2001. We also see modest increases in stock prices and a narrowing of yield spreads on riskier assets such as high yield bonds.

    We believe European economic growth will exceed that of the U.S. during 2001. The Eurodollar should gain strength, which will have some negative impact but will give the European Community a better sense of well-being. Japan's economic growth remains extremely narrow, a situation we do not expect to improve.

FUND FACTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

    J.P. Morgan Diversified Fund - Advisor Series seeks to provide a high total return from a diversified portfolio of stocks and bonds. It is designed for investors who wish to invest for long-term objectives, such as retirement, and who seek over time to attain real appreciation of their investments, but with somewhat less price fluctuation than a portfolio consisting solely of equity securities.

--------------------------------------------------------------------------------
    Inception Date:  9/15/2000
--------------------------------------------------------------------------------
    Fund Net Assets as of 12/31/2000:
      $499,063
--------------------------------------------------------------------------------
    Portfolio Net Assets as of 12/31/2000:
      $949,076,175
--------------------------------------------------------------------------------
    Income Payable Dates
      (if applicable):  QUARTERLY
--------------------------------------------------------------------------------
    Capital Gain Payable Dates
      (if applicable):  12/20/2000

EXPENSE RATIOS

    The Fund's current annualized expense ratio of 1.10% covers shareholders' expenses for custody, tax reporting, investment advisory, and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling or safekeeping fund shares, or for wiring redemption proceeds from the Fund.

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

All data as of December 31, 2000

DIVERSIFIED STRATEGY

[data from pie chart]

U.S. Large-Cap Equities                   52%
Fixed Income                              35%
International Equities                    10%
U.S. Small-Cap Equities                    3%

ASSET ALLOCATION AS OF 12/31/2000

[data from pie chart]

U.S. Large-Cap Equities                   46.9%
Fixed Income                              33.0%
International Equities                     9.5%
Short-Term & Other Investments             7.4%
U.S. Small-Cap Equities                    3.2%

TOP 10 HOLDINGS                          % OF TOTAL
(EXCLUDING SHORT-TERM INVESTMENTS)      INVESTMENTS
-----------------------------------------------------
FNMA, TBA, 7.00%, 1/1/31                   2.9%
General Electric Co. (U.S.)                2.0%
Citigroup Inc.                             1.5%
U.S. Treasury Bonds, 6.50%, 11/15/26       1.4%
Exxon Mobil Corp.                          1.3%
Cisco Systems Inc.                         1.3%
U.S. Treasury Bonds, 6.00%, 2/15/26        1.3%
Pfizer, Inc.                               1.1%
FHLMC, 6.88%, 9/15/10                      1.1%
Merck & Co., Inc.                          1.1%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT INSURED BY THE FDIC, ARE NOT BANK DEPOSITS OR OTHER OBLIGATIONS OF THE FINANCIAL INSTITUTION AND ARE NOT GUARANTEED BY THE FINANCIAL INSTITUTION. SHARES OF THE FUND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED.

References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell securities. Opinions expressed herein and other Fund data presented are based on current market conditions and are subject to change without notice. The Fund invests in foreign securities which involve special risks including economic and political instability and currency fluctuations; prospective investors should refer to Fund discussion of these risks. The Fund invests through a master portfolio (another Fund with the same objective).

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN DIVERSIFIED FUND - ADVISOR SERIES
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

DECEMBER 31, 2000

ASSETS
Investment in The Diversified Portfolio ("Portfolio"), at value       $516,618
Receivable for Expense Reimbursements                                   27,429
                                                                   -------------
TOTAL ASSETS                                                           544,047
                                                                   -------------
LIABILITIES
Shareholder Servicing Fee Payable                                          126
Accrued Expenses and Other Liabilities                                  44,858
                                                                   -------------
TOTAL LIABILITIES                                                       44,984
                                                                   -------------
NET ASSETS
Applicable to 53,819 Shares of Beneficial Interest Outstanding
  (par value $0.001, unlimited shares authorized)                     $499,063
                                                                   =============
Net Asset Value, Offering and Redemption Price Per Share                 $9.27
                                                                   =============
ANALYSIS OF NET ASSETS
Paid-in Capital                                                       $515,390
Distributions in Excess of Net Investment Income                       (2,239)
Accumulated Net Realized Loss on Investment                           (10,557)
Net Unrealized Depreciation on Investment                              (3,531)
                                                                   -------------
NET ASSETS                                                            $499,063
                                                                   =============

6
The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN DIVERSIFIED FUND - ADVISOR SERIES
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE PERIOD SEPTEMBER 15, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 2000

INVESTMENT INCOME
INCOME
Allocated Investment Income from Portfolio                           $   3,324
Allocated Portfolio Expenses                                             (578)
                                                                   -------------
    Investment Income                                                    2,746
                                                                   -------------
FUND EXPENSES
Financial and Fund Accounting Services Fee                              14,430
Registration Fees                                                       14,024
Transfer Agent Fees                                                      7,068
Printing Expenses                                                        4,865
Professional Fees                                                        4,219
Shareholder Servicing Fee                                                  270
Distribution Fee                                                           225
Trustees' Fees and Expenses                                                156
Miscellaneous Expenses                                                   2,262
                                                                   -------------
    Total Fund Expenses                                                 47,519
Less: Reimbursement of Expenses                                       (47,100)
                                                                   -------------
    Net Fund Expenses                                                      419
                                                                   -------------
NET INVESTMENT INCOME                                                    2,327
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN ON INVESTMENT ALLOCATED FROM PORTFOLIO                    42
                                                                   -------------
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENT
ALLOCATED FROM PORTFOLIO                                               (3,531)
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (1,162)
                                                                   =============

The Accompanying Notes are an Integral Part of the Financial Statements.    7

J.P. MORGAN DIVERSIFIED FUND - ADVISOR SERIES
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE PERIOD SEPTEMBER 15, 2000 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 2000

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                               $    2,327
Net Realized Gain on Investment Allocated from Portfolio                    42
Net Change in Unrealized Depreciation on Investment
  Allocated from Portfolio                                             (3,531)
                                                                   -------------
    Net Decrease in Net Assets Resulting from Operations               (1,162)
                                                                   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                                  (4,566)
Net Realized Gain                                                     (10,599)
                                                                   -------------
    Total Distributions to Shareholders                               (15,165)
                                                                   -------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold                       500,225
Reinvestment of Distributions                                           15,165
                                                                   -------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                              515,390
                                                                   -------------
    Total Increase in Net Assets                                       499,063
                                                                   -------------
NET ASSETS
Beginning of Period                                                          -
                                                                   -------------
End of Period                                                         $499,063
                                                                   =============
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Shares of Beneficial Interest Sold                                      52,160
Shares of Beneficial Interest Reinvested                                 1,659
                                                                   -------------
    Net Increase in Shares of Beneficial Interest                       53,819
                                                                   =============

8    The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN DIVERSIFIED FUND - ADVISOR SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD IS AS FOLLOWS:

                                                              FOR THE PERIOD
                                                            SEPTEMBER 15, 2000
                                                             (COMMENCEMENT OF
                                                            OPERATIONS) THROUGH
                                                             DECEMBER 31, 2000
                                                               (UNAUDITED)
                                                           ---------------------
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD                    $10.00
                                                           ---------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                              0.05
Net Realized and Unrealized Loss on Investment                    (0.49)
                                                           ---------------------
    Total From Investment Operations                              (0.44)
                                                           ---------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                             (0.09)
Net Realized Gain                                                 (0.20)
                                                           ---------------------
    Total Distributions to Shareholders                           (0.29)
                                                           ---------------------
NET ASSET VALUE PER SHARE, END OF PERIOD                           $9.27
                                                           =====================
RATIOS AND SUPPLEMENTAL DATA
Total Return                                                    (4.10)%(a)
Net Assets, End of Period (in thousands)                           $499
Ratios to Average Net Assets
    Net Expenses                                                  1.10%(b)
    Net Investment Income                                         2.58%(b)
    Expenses without Reimbursement                              1.39%(b)(c)

(a) Not annualized
(b) Annualized
(c) Reflects the ratio of expenses without reimbursement to average net assets for the current period adjusted for the effects of rounding due to a relatively low level of assets from inception. The actual ratio of expenses without reimbursement to average net assets for the current period was 53.29%.


The Accompanying Notes are an Integral Part of the Financial Statements.    9

J.P. MORGAN DIVERSIFIED FUND - ADVISOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

DECEMBER 31, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--J.P. Morgan Diversified Fund- Advisor Series (the "Fund") is a separate series of J.P. Morgan Institutional Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on September 15, 2000.

    The Fund invests all of its investable assets in The Diversified Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 0.1% at December 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    SECURITY VALUATION--Valuation of securities by the Portfolio is discussed in
Note 1 of the Portfolio's Notes to Financial Statements that are included elsewhere in this report.

    INVESTMENT INCOME--The Fund earns income, net of expenses, daily on its investment in the Portfolio. All net investment income, realized and unrealized gains and losses of the Portfolio are allocated pro-rata among the Fund and other investors in the Portfolio at the time of such determination.

    EXPENSES--Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the net assets of each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly.

    INCOME TAX STATUS--It is the Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are paid annually.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADMINISTRATIVE SERVICES--The Trust has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Trust has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trust and certain other registered investment companies for which J.P. Morgan Investment Management, Inc. ("JPMIM") acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Fund to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Fund, including the expenses allocated to the Fund from the Portfolio, exceed 1.10% of the Fund's average daily net assets through October 31, 2001.

    ADMINISTRATION--The Trust has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities, required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

J.P. MORGAN DIVERSIFIED FUND - ADVISOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
DECEMBER 31, 2000

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

    DISTRIBUTION PLAN--The Trust, on behalf of the Fund, has a Distribution Plan with respect to services related to distributing fund shares, which authorizes it to compensate certain financial institutions, securities dealers, and other industry professionals that have entered into written agreements with the Fund in respect to these services. The agreement provides for the Fund to pay a fee for these services which is computed daily and paid monthly at an annual rate not to exceed 0.25% of the value of the average daily net assets of the Fund. The amount paid to such institutions is based on the daily value of shares owned by their clients.

    SHAREHOLDER SERVICING--The Trust has a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services that is computed daily and paid monthly at an annual rate of 0.05% of the average daily net assets of the Fund.

    SERVICE PLAN--The Trust on behalf of the Fund has a Service Plan with respect to fund shares which authorizes it to compensate Service Organizations for providing account administration and other services to their customers who are beneficial owners of such shares. The Fund will enter into agreements with Service Organizations that purchase shares on behalf of their customers ("Service Agreements"). The Service Agreements provide that the Fund pay Service Organizations a fee which is computed daily and paid monthly at an annual rate of up to 0.25% of the average daily net assets of the Fund with respect to the shares of the Fund attributable to or held in the name of the Service Organization for its customers.

    FUND SERVICES--The Trust has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' Fees and Expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. There was no allocated portion of such compensation and benefits.

--------------------------------------------------------------------------------
3. BANK LOANS

    The Fund may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective May 23, 2000, the Fund, along with certain other Funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with DeutscheBank. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount.

--------------------------------------------------------------------------------
4. CONCENTRATIONS OF RISK

    From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

--------------------------------------------------------------------------------
5. CORPORATE EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the fund's advisor, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the fund's advisor.

THE DIVERSIFIED PORTFOLIO

Semi-annual Report December 31, 2000  (unaudited)

(The following pages should be read in conjunction with J.P. Morgan Diversified Fund - Advisor Series Semi-annual Financial Statements)

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

DECEMBER 31, 2000

PRINCIPAL AMOUNT                                                                             VALUE
------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 4.9%
            $2,075,700  AmeriCredit Automobile Receivables Trust,
                           Series 2000 A, Class A2 SEQ, 6.54%,
                           10/14/02                                                  $      2,075,377
            10,000,000  Associates Automobile Receivables Trust,
                           Series 2000-2, Class A3 SEQ, 6.82%,
                           2/15/05                                                         10,153,130
             3,204,198  Capital Auto Receivables Asset Trust, Series
                           1999-1, Class A2 SEQ, 5.58%, 6/15/02                             3,194,168
             5,050,000  CNH Equipment Trust, Series 2000 A, Class
                           A3 SEQ, 7.14%, 8/15/04                                           5,116,761
             3,200,000  Daimler-Benz Vehicle Trust, Series 1998 A,
                           Class A4 SEQ, 5.22%, 12/22/03                                    3,174,976
             1,894,058  EQCC Home Equity Loan Trust, Series 1997-3,
                           Class A8, 6.41%, 12/15/04                                        1,906,483
             3,500,000  First USA Credit Card Master Trust, Series
                           1997-6, Class A, 6.42%, 3/17/05                                  3,522,960
             5,000,000  Ford Credit Auto Owner Trust, Series 2000 D,
                           Class A4 SEQ, 7.13%, 7/15/04                                     5,096,095
             4,810,000  Green Tree Home Improvement Loan Trust,
                           Series 1999 E, Class A3 SEQ, 7.18%,
                           6/15/15                                                          4,808,499
             6,700,000  LB Commercial Conduit Mortgage Trust,
                           Series 1998 C1, Class A3 SEQ, 6.48%,
                           1/18/08                                                          6,708,375
             3,265,000  Residential Asset Securities Corp., Series
                           2000 KS5, Class AI1 SEQ, 7.21%, 9/25/16                          3,278,354
                                                                                    ---------------------
TOTAL ASSET-BACKED SECURITIES                                                              49,035,178
                                                                                    ---------------------
   (Cost $48,316,519)

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
             5,300,000  Asset Securitization Corp., Series 1997 D5,
                           Class A1D SEQ, 6.85%, 2/14/41                                    5,339,750
             8,000,000  Chase Manhattan Bank-First Union National
                           Bank, Series 1999-1, Class A2 SEQ, 7.44%,
                           7/15/09                                                          8,462,504
             3,600,000  Commercial Mortgage Acceptance Corp.,
                           Series 1998 C2, Class A2 SEQ, 6.03%,
                           3/15/08                                                          3,520,127
               480,000  CS First Boston Mortgage Securities Corp.,
                           Series 1999 C1, Class A2 SEQ, 7.29%,
                           9/15/09                                                            501,900
             5,470,705  First Nationwide Trust, Series 1999-4, Class
                           3PA1, SEQ, 6.50%, 10/19/29                                       5,364,683
             8,000,000  First Union Commercial Mortgage Securities,
                           Inc., Series 1997 C1, Class A3 SEQ,
                           7.38%, 4/18/07                                                   8,402,504
               199,528  GE Capital Mortgage Services, Inc., Series
                           1995-10, Class B2, 7.00%, 10/25/10                                 191,377
             3,000,000  LB-UBS Commerical Mortgage Trust, Series
                           2000 C3, Class A2 SEQ, 7.95%, 1/15/10                            3,277,500
             6,000,000  Merrill Lynch Mortgage Investors, Inc.,
                           Series 1998 C2, Class A2 SEQ, 6.39%,
                           2/15/30                                                          5,969,064

SHARES/PRINCIPAL AMOUNT                                                                      VALUE
------------------------------------------------------------------------------------------------------

            $4,598,397  Morgan Stanley Capital I, Series 1999 WF1,
                           Class A1 SEQ, 5.91%, 4/15/08                                 $   4,571,124
               120,000  PNC Mortgage Acceptance Corp., Series
                           2000 C2, Class A2 SEQ, 7.30%, 9/12/10                              125,426
             8,220,000  PNC Mortgage Acceptance Corp., Series
                            2000 C1, Class A2 SEQ, 7.61%, 2/15/10                           8,751,735
             2,500,000  SACO I Inc. Series 1997-2, Class 1A5 SEQ,
                            7.00%, 8/25/36                                                  2,402,735
                                                                                    ---------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                  56,880,429
                                                                                    ---------------------
   (Cost $54,444,185)


COMMON STOCKS - 59.6%
CAPITAL MARKETS - 1.1%
SECURITIES & ASSET MANAGEMENT - 1.1%
                 3,800  American Capital Strategies                                            95,713
                12,200  Edwards (A.G.), Inc.                                                  578,738
                 7,800  Espeed Inc.(+)                                                        122,363
                13,931  Fimatex(i)(s)(+)                                                       90,118
                38,700  Goldman Sachs Group, Inc. (The)                                     4,138,480
                 9,000  John Hancock Financial Services, Inc.                                 338,625
                14,100  Lehman Brothers Holdings Inc.                                         953,512
                50,600  Merrill Lynch & Co., Inc.                                           3,450,287
                11,100  Ocwen Financial Corp.(+)                                               70,763
                 5,700  Stilwell Financial Inc.                                               224,794
                30,600  TD Waterhouse Group, Inc.(+)                                          405,450
                 3,700  W.P. Stewart & Co., Ltd.(+)                                            96,200
                                                                                    ---------------------
                                                                                          10,565,043
                                                                                    ---------------------
COMPUTER HARDWARE - 3.3%
COMPUTER HARDWARE & BUSINESS MACHINES - 3.3%
                13,258  Avaya Inc.(+)                                                        136,723
               349,400  Cisco Systems Inc.(+)                                             13,364,550
               151,800  Compaq Computer Corp.                                              2,284,590
               120,300  Dell Computer Corp.(+)                                             2,097,731
                88,500  EMC Corp. (Mass.)(+)                                               5,885,250
                34,000  Hewlett-Packard Co.                                                1,073,125
                 9,200  Lexar Media Inc.(+)                                                    8,625
                 6,800  M-Systems Flash Disk Pioneers(+)                                      94,775
                14,400  Network Appliances, Inc.(+)                                          924,300
                 7,800  Optimal Robotics Corp.(+)                                            261,788
                 7,800  Pitney Bowes, Inc.                                                   258,375
                16,100  Quantum Corp. - DLT & Storage Systems(+)                             214,331
                 2,500  Redback Networks Inc.(+)                                             102,500
               214,900  Sun Microsystems, Inc.(+)                                          5,990,338
                 7,784  Trintech Group Plc ADR(i)(s)(+)                                       89,160
                                                                                    ---------------------
                                                                                           32,786,161
                                                                                    ---------------------
CONSUMER CYCLICAL - 2.2%
AIRLINES - 0.3%
                 8,200  AMR Corp.(+)                                                          321,338
                21,000  Singapore Airlines Ltd.(i)(s)                                         208,305

The Accompanying Notes are an Integral Part of the Financial Statements.    13

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

DECEMBER 31, 2000

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------

                10,800  SkyWest, Inc.                                                  $      310,500
                54,400  Southwest Airlines Co.                                              1,824,031
                                                                                    ---------------------
                                                                                            2,664,174
                                                                                    ---------------------
APPAREL & TEXTILES - 0.1%
                 3,100  Coach, Inc.(+)                                                         89,125
                14,200  Jones Apparel Group, Inc.(+)                                          457,063
                 8,400  NIKE, Inc.                                                            468,825
                 4,000  Skechers U.S.A. Inc.(+)                                                62,000
                 4,800  Vans, Inc.(+)                                                          81,300
                24,400  Wellman Inc.                                                          344,650
                                                                                    ---------------------
                                                                                            1,502,963
                                                                                    ---------------------
CONSUMER DURABLES - 0.5%
                41,704  Carphone Warehouse Group Plc(i)(s)(+)                                 121,468
                 6,908  Christian Dior S.A.(i)(s)                                             331,099
                 5,000  Fuji Photo Film Co. Ltd.(i)(s)                                        209,282
                 2,784  Genset S.A.(i)(s)(+)                                                  115,009
                36,826  Koninklijke Philips Electronics NV(i)(s)                            1,349,123
                45,000  Matsushita Electric Industrial Co., Ltd.(i)(s)                      1,075,744
                 2,600  Nintendo Co., Ltd.(i)(s)                                              409,580
                 4,000  Pioneer Corp(i)(s)                                                    106,830
                 9,600  Sony Corp.(i)(s)                                                      664,098
                   209  The Swatch Group AG, B Shares(i)(s)                                   261,169
                                                                                    ---------------------
                                                                                            4,643,402
                                                                                    ---------------------
HOTELS - 0.2%
                57,700  Hilton Hotels Corp.                                                   605,850
                22,000  Marriott International, Inc.                                          929,500
                26,200  Starwood Hotels & Resorts Worldwide, Inc.                             923,550
                                                                                    ---------------------
                                                                                            2,458,900
                                                                                    ---------------------
MOTOR VEHICLES & PARTS - 1.0%
                 2,500  Borg-Warner Automotive, Inc.                                          100,000
                 6,300  Daimlerchrysler AG(i)(s)                                              264,634
                24,900  Dana Corp.                                                            381,281
                65,500  Delphi Automotive Systems                                             736,875
                87,600  Ford Motor Co.                                                      2,053,124
                 4,000  Fuji Heavy Industries Ltd.(i)(s)                                       24,308
                57,200  General Motors Corp.                                                2,913,624
                 4,500  Gentex Corp.(+)                                                        83,813
                11,000  Honda Motor Co., Ltd.(i)(s)                                           410,333
                11,700  Johnson Controls, Inc.                                                608,400
                 7,400  Monaco Coach Corp.(+)                                                 130,888
               114,000  Nissan Motor Co., Ltd.(i)(s)(+)                                       656,848
                 2,196  PSA Peugeot Citreon(i)(s)                                             499,569
                29,500  Toyota Motor Corp.(i)(s)                                              942,863
                                                                                    ---------------------
                                                                                            9,806,560
                                                                                    ---------------------
PUBLISHING - 0.0%(z)
                 2,100  Knight-Ridder, Inc.                                                   119,438
                 5,400  New York Times Co. (The) Cl A                                         216,338
                                                                                    ---------------------
                                                                                              335,776
                                                                                    ---------------------

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------

RESTAURANTS - 0.1%
                 1,600  California Pizza Kitchen Inc.(+)                               $       45,200
                31,700  McDonald's Corp.                                                    1,077,800
                                                                                    ---------------------
                                                                                            1,123,000
                                                                                    ---------------------
                                                                                           22,534,775
                                                                                    ---------------------
CONSUMER SERVICES - 2.0%
ENTERTAINMENT - 0.4%
                 5,600  American Classic Voyages Co.(+)                                        78,400
                84,200  Viacom, Inc. Cl B(+)                                                3,936,349
                                                                                    ---------------------
                                                                                            4,014,749
                                                                                    ---------------------
LEISURE - 0.5%
                18,415  Amadeus Global Travel Distribution S.A.(i)(s)(+)                      136,587
                 7,500  Anchor Gaming(+)                                                      292,500
                 6,800  Concord Camera Corp.(+)                                               112,200
                30,600  Eastman Kodak Co.                                                   1,204,875
                50,918  Granada Compass Plc(i)(s)(+)                                          545,686
                10,500  Harley-Davidson, Inc.                                                 417,375
                27,500  Hasbro, Inc.                                                          292,188
                71,300  Hilton Group Plc(i)(s)                                                222,580
                14,000  International Game Technology(+)                                      672,000
                 8,400  Mattel, Inc.                                                          121,296
                 1,300  Namco Ltd.(i)(s)                                                       23,905
                 1,600  Oriental Land Co., Ltd.(i)(s)                                         107,180
                 7,600  Penn National Gaming Inc.(+)                                           77,425
                10,568  Scottish & Newcastle Plc(i)(s)                                         74,189
                12,400  Station Casinos, Inc.(+)                                              185,225
                 7,300  WMS Industries Inc.(+)                                                146,913
                                                                                    ---------------------
                                                                                            4,632,124
                                                                                    ---------------------
MEDIA - 1.1%
                69,800  AT&T Corp. - Liberty Media Group Cl A(+)                              946,663
                27,012  British SKY Broadcasting Plc(i)(s)                                    452,285
                87,100  Comcast Corp. Cl A(+)                                               3,636,425
                11,400  Fox Entertainment Group, Inc. Cl A(+)                                 203,775
                10,100  Gannett Co., Inc.                                                     636,931
                 8,200  HEARST-ARGYLE Television Inc.(+)                                      167,588
                11,981  Pearson Plc(i)(s)                                                     284,538
                15,000  Singapore Press Holdings(i)(s)                                        221,453
                85,300  Time Warner Inc.                                                    4,456,071
                 5,039  VNU NV(i)(s)                                                          247,668
                                                                                    ---------------------
                                                                                           11,253,397
                                                                                    ---------------------
                                                                                           19,900,270
                                                                                    ---------------------
CONSUMER STABLE - 3.7%
FOOD & BEVERAGE - 1.8%
                15,000  Ajinomoto Co., Inc.(i)(s)                                             195,053
                49,000  Asahi Breweries, Ltd.(i)(s)                                           499,869
                34,415  British American Tobacco Plc(i)(s)                                    262,032
                29,600  Cadbury Schweppes Plc(i)(s)                                           204,702
                59,600  Coca-Cola Co. (The)                                                 3,631,874
                83,167  Foster's Brewing Group Ltd.(i)(s)                                     218,119
                20,900  Gallagher Group Plc(i)(s)                                             132,674

14    The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

DECEMBER 31, 2000

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------

                 1,900  General Mills, Inc.                                            $       84,669
                 2,629  Groupe Danone(i)(s)                                                   396,411
                 7,412  Heineken Holding NV(i)(s)                                             313,154
                 4,208  Heineken NV(i)(s)                                                     254,629
                36,700  Heinz (H.J.) Co.                                                    1,740,956
                 2,000  Hershey Foods Corp.                                                   128,750
                11,000  KAO Corp.(i)(s)                                                       319,790
                 7,900  Keebler Foods Co.                                                     327,356
                24,700  Kellogg Co.                                                           648,375
               114,916  Lion Nathan Ltd.(i)(s)                                                258,827
                   808  Nestle S.A.(i)(s)(+)                                                1,884,752
                17,000  Nippon Meat Packers, Inc.(i)(s)                                       231,629
                 6,610  Numico NV(i)(s)                                                       332,641
                27,800  PepsiCo, Inc.                                                       1,377,838
                13,000  Quaker Oats Co. (The)                                               1,265,875
                24,800  Reckitt Benckiser Plc(i)(s)                                           341,532
                28,000  Snow Brand Milk Products Co., Ltd.(i)(s)                               96,357
                42,700  Unilever NV New York Shares(i)                                      2,687,431
                35,900  Unilever Plc(i)(s)                                                    307,255
                                                                                    ---------------------
                                                                                           18,142,550
                                                                                    ---------------------
HOME PRODUCTS - 1.0%
                 8,200  Alberto-Culver Co. Cl B                                               351,063
                16,500  Clorox Co.                                                            585,750
                17,200  Estee Lauder Companies, Inc.                                          753,575
                91,900  Gillette Co.                                                        3,319,888
                69,600  Procter & Gamble Co. (The)                                          5,459,249
                                                                                    ---------------------
                                                                                           10,469,525
                                                                                    ---------------------
TOBACCO - 0.9%
               203,800  Philip Morris Companies Inc.                                        8,967,199
                                                                                    ---------------------
                                                                                           37,579,274
                                                                                    ---------------------
ENERGY - 4.3%
ENERGY RESERVES & PRODUCTION - 2.9%
                 6,500  Abraxas Petroleum Corp.(+)                                             28,438
                 9,100  Anadarko Petroleum Corp.                                              646,828
                   300  Apache Corp.                                                           21,019
                69,500  Chevron Corp.                                                       5,868,406
                 3,200  Devon Energy Corp.                                                    195,104
                 3,000  Evergreen Resources, Inc.(+)                                          115,875
               154,000  Exxon Mobil Corp.                                                  13,388,375
                10,400  Newfield Exploration Co.(+)                                           493,350
               143,300  Royal Dutch Petroleum Co. New York Shares(i)                        8,678,606
                 8,500  Spinnaker Exploration Co.(+)                                          361,250
                 5,900  Westport Resources Corp.(+)                                           129,431
                   300  Williams Companies, Inc. (The)                                         11,981
                                                                                    ---------------------
                                                                                           29,938,663
                                                                                    ---------------------
OIL REFINING - 0.3%
                 5,000  Conoco Inc. Cl A                                                      143,125
                40,200  Texaco Inc.                                                         2,497,425
                                                                                    ---------------------
                                                                                            2,640,550
                                                                                    ---------------------

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------

OIL SERVICES - 1.1%
                33,600  Baker Hughes Inc.                                            $      1,396,500
               245,982  BP Amoco Plc(i)(s)                                                  1,984,022
                23,426  Broken Hill Proprietary Co.(i)(s)(+)                                  246,743
                11,900  Cooper Cameron Corp.(+)                                               786,144
                 6,200  Core Laboratories NV(+)                                               169,338
                 2,400  Diamond Offshore Drilling, Inc.                                        96,000
               111,211  ENI SpA(i)(s)                                                         710,013
                 6,200  Global Industries, Ltd.(+)                                             84,863
                48,200  Global Marine Inc.(+)                                               1,367,675
                 4,300  Gulf Island Fabrication, Inc.(+)                                       78,206
                 2,600  Halliburton Co.                                                        94,250
                28,800  McDermott International, Inc.                                         309,600
                14,300  National-Oilwell, Inc.(+)                                             553,231
                22,840  Repsol YPF S.A.(i)(s)                                                 364,977
                11,482  Royal Dutch Petroleum Co.(i)(s)                                       703,516
                11,393  Total Fina Elf S.A. Cl B(i)(s)(+)                                   1,694,349
                                                                                    ---------------------
                                                                                           10,639,427
                                                                                    ---------------------
                                                                                           43,218,640
                                                                                    ---------------------
FINANCE - 9.5%
BANKS - 5.0%
                35,800  Amsouth Bancorp.                                                      545,950
                35,100  Australia & New Zealand Banking
                           Group Ltd.(i)(s)                                                   280,457
                65,709  Banco Bilbao Vizcaya Argentaria
                           S.A.(i)(s)                                                         977,831
                58,900  Bank of America Corp.                                               2,702,038
                36,000  Bank of Fukuoka Ltd.(i)(s)                                            153,835
                45,000  Bank of Tokyo-Mitsubishi, Ltd.(i)(s)                                  448,030
               100,700  Bank One Corp.                                                      3,688,137
                 9,300  Banknorth Group Inc.                                                  185,419
                26,400  Barclays Plc(i)(s)                                                    817,040
                11,830  BNP Paribas(i)(s)                                                   1,038,499
               294,600  Citigroup Inc.                                                     15,043,012
                 5,700  City National Corp.                                                   221,231
                20,511  Commerzbank AG(i)(s)                                                  594,859
                31,900  Commonwealth Bank of Australia(i)(s)                                  547,779
                70,246  Credito Emiliano SpA(i)(s)                                            307,339
                13,379  DBS Group Holdings Ltd.(i)(s)                                         151,227
                17,667  Dresdner Bank AG(i)(s)                                                770,474
               111,900  First Union Corp.                                                   3,112,219
                 1,000  Fleet Boston Financial Corp.                                           37,563
                20,900  Hang Seng Bank Ltd.(i)(s)                                             281,350
                 8,200  Hibernia Corp. Cl A                                                   104,550
               136,567  HSBC Holdings Plc(i)(s)                                             2,010,422
                 1,100  Irwin Financial Corp.                                                  23,306
                38,900  KeyCorp                                                             1,089,200
                42,465  Lloyds TSB Group Plc(i)(s)                                            449,070
                   101  Mizuho Holdings Inc.(i)(s)                                            626,165
                22,300  National Commerce Bancorp.                                            551,925

The Accompanying Notes are an Integral Part of the Financial Statements.    15

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

DECEMBER 31, 2000

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------

                10,600  Net.B@nk, Inc.(+)                                               $      69,563
                 7,800  Pacific Century Financial Corp.                                       137,963
                35,100  PNC Bank Corp.                                                      2,564,494
                35,600  Royal Bank of Scotland Plc(i)(s)                                      841,213
                42,000  Sumitomo Bank Ltd.(i)(s)                                              431,401
                65,000  Sumitomo Trust & Banking Co., Ltd.(i)(s)                              442,250
                20,000  Summit Bancorp                                                        763,750
                 8,600  SunTrust Banks, Inc.                                                  541,800
               160,800  U.S. Bancorp                                                        4,693,349
                10,328  UBS AG(i)(s)                                                        1,685,749
               106,406  Unicredito Italiano SpA(i)(s)                                         556,456
                                                                                    ---------------------
                                                                                           49,486,915
                                                                                    ---------------------
FINANCIAL SERVICES - 4.0%
                 7,300  3I Group Plc(i)(s)                                                    134,987
                 1,850  Aiful Corp.(i)(s)                                                     151,143
                18,200  Allied Capital Corp.                                                  379,925
                16,400  American Express Co.                                                  900,975
                 9,000  AmeriCredit Corp.(+)                                                  245,250
                13,000  Amvescap Plc(i)(s)                                                    266,796
                22,100  AON Corp.                                                             756,925
                44,000  Capital One Financial Corp.                                         2,895,750
               105,300  Cendant Corp.(+)                                                    1,013,513
                32,200  CIT Group Inc.                                                        648,025
                 2,295  Consors Discount-Broker AG(i)(s)(+)                                   130,146
                21,900  Countrywide Credit Industries, Inc.                                 1,100,475
                10,300  Doral Financial Corp.                                                 249,131
                29,800  Fannie Mae                                                          2,585,150
                24,400  Federal Home Loan Mortgage Corp.                                    1,680,550
               418,400  General Electric Co. (U.S.)                                        20,057,049
                 6,800  Household International, Inc.                                         374,000
                18,297  ING Groep NV(i)(s)                                                  1,461,561
                 5,000  MBNA Corp.                                                            184,688
                10,100  Medallion Financial Corp.                                             147,713
                13,200  NextCard Inc.(+)                                                      105,600
                54,000  Nomura Securities Co., Ltd.(i)(s)                                     971,716
                 1,700  Orix Corp.(i)(s)                                                      170,595
                 3,300  Promise Co., Ltd.(i)(s)                                               234,063
                59,000  Providian Financial Corp.                                           3,392,499
                                                                                    ---------------------
                                                                                           40,238,225
                                                                                    ---------------------
THRIFTS - 0.5%
                 5,100  Bank United Corp.                                                     347,756
                20,400  Dime Bancorp, Inc.                                                    603,075
                10,500  GreenPoint Financial Corp.                                            429,844
                 8,000  Sovereign Bancorp Inc.                                                 65,000
                59,600  Washington Mutual, Inc.                                             3,162,524
                 6,500  Waypoint Financial Corp.(+)                                            71,500
                                                                                    ---------------------
                                                                                            4,679,699
                                                                                    ---------------------
                                                                                           94,404,839
                                                                                    ---------------------

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------

HEALTH SERVICES & SYSTEMS - 2.0%
MEDICAL PRODUCTS & SUPPLIES - 1.4%
                46,000  Abbott Laboratories                                            $    2,228,125
                11,500  Bard (C.R.), Inc.                                                     535,469
                33,100  Becton Dickinson & Co.                                              1,146,088
                51,600  Boston Scientific Corp.(+)                                            706,275
                 1,000  Ciphergen Biosystems Inc.(+)                                           13,250
                 7,500  Cyberonics, Inc.(+)                                                   174,375
                27,300  Guidant Corp.(+)                                                    1,472,494
                 9,500  I-STAT Corp.(+)                                                       251,156
                55,700  Johnson & Johnson                                                   5,851,980
                 6,500  Medtronic, Inc.                                                       392,438
                 3,600  Physiometrix, Inc.(+)                                                  57,375
                14,600  St. Jude Medical, Inc.(+)                                             896,988
                10,500  Staar Surgical Co.(+)                                                 131,906
                 1,000  Wilson Greatbatch Technologies Inc.(+)                                 28,250
                                                                                    ---------------------
                                                                                           13,886,169
                                                                                    ---------------------
MEDICAL PROVIDERS & SERVICES - 0.6%
                 2,400  Accredo Health Inc.(+)                                                120,450
                 2,600  Aetna Inc.(+)                                                         106,763
                 5,900  Charles River Laboratories(+)                                         161,513
                 4,500  Deltagen Inc.(+)                                                       46,969
                64,600  HCA - The Healthcare Co.                                            2,843,045
                20,300  Hooper Holmes, Inc.                                                   224,518
                 8,900  Omnicare, Inc.                                                        192,463
                55,400  Tenet Healthcare Corp.(+)                                           2,461,837
                 7,600  Triad Hospitals Inc.(+)                                               247,475
                                                                                    ---------------------
                                                                                            6,405,033
                                                                                    ---------------------
                                                                                           20,291,202
                                                                                    ---------------------
INDUSTRIAL CYCLICAL - 7.2%
CHEMICALS - 1.2%
                47,400  Air Products & Chemicals, Inc.                                      1,943,399
                 9,600  Albemarle Corp.                                                       237,600
                18,895  BASF AG(i)(s)                                                         854,542
                15,493  Bayer AG(i)(s)                                                        812,688
                57,700  Dow Chemical Co.                                                    2,113,262
                18,120  GenTek Inc.                                                           298,980
                15,700  Georgia Gulf Corp.                                                    267,881
                 2,800  Minerals Technologies Inc.                                             95,725
               208,000  Mitsubishi Chemical Corp.(i)(s)                                       548,231
                22,400  PPG Industries, Inc.                                                1,037,400
                28,800  Praxair, Inc.                                                       1,278,000
                45,400  Rohm and Haas Co.                                                   1,648,587
                   943  Syngenta AG(i)(s)(+)                                                   50,627
                36,000  Tokuyama Corp.(i)(s)                                                  141,856
                                                                                    ---------------------
                                                                                           11,328,778
                                                                                    ---------------------
CONSTRUCTION & REAL PROPERTY - 0.1%
                 6,000  Catellus Development Corp.(+)                                         105,000
                 8,750  Elcor Corp.                                                           147,656
                28,000  Mitsubishi Estate Co. Ltd.(i)(s)                                      299,124

16    The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
DECEMBER 31, 2000

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------
                90,000  Nishimatsu Construction Co., Ltd.(i)(s)                        $      307,356
                27,000  Sekisui House, Ltd.(i)(s)                                             247,067
                 6,024  Vinci S.A.(i)(s)                                                      370,455
                                                                                    ---------------------
                                                                                            1,476,658
                                                                                    ---------------------
DEFENSE/AEROSPACE - 0.5%
                35,721  Bae Systems Plc(i)(s)                                                 203,815
                20,000  Boeing Co.                                                          1,320,000
                 4,600  Ectel Ltd.(+)                                                          52,613
                13,327  European Aeronautic Defence and Space
                           Co.(i)(s)(+)                                                       296,044
                 4,200  Goodrich (B.F.) Co. (The)                                             152,775
                57,900  Honeywell Inc.                                                      2,739,393
                 2,800  Innovative Solutions(+)                                                49,044
                                                                                    ---------------------
                                                                                            4,813,684
                                                                                    ---------------------
ELECTRICAL EQUIPMENT - 2.1%
                 3,903  ABB Ltd.(i)(s)                                                        416,071
                14,100  Advanced Fibre Communications, Inc.(+)                                254,681
                22,500  Agilent Technologies, Inc.(+)                                       1,231,875
                 4,068  Alcatel Optronics(i)(s)(+)                                            179,548
                 6,200  August Technology Corp.(+)                                             80,213
                 2,300  Bruker Daltronics Inc.(+)                                              54,194
                13,500  C-Cube Microsystems Inc.(+)                                           166,219
                 1,700  Caliper Technologies Corp.(+)                                          79,900
                59,900  Chubb Plc(s)(+)                                                       141,362
                 7,800  CIENA Corp.(+)                                                        633,750
                62,200  Corning Inc.                                                        3,284,937
                 3,300  DDi Corp.(+)                                                           89,925
                 6,600  Dover Corp.                                                           267,713
                14,400  Eaton Corp.                                                         1,082,700
                38,751  Ericsson LM Cl B(i)(s)                                                441,496
                 4,600  Garmin Ltd.(+)                                                         90,850
                64,000  Hitachi, Ltd.(i)(s)                                                   570,508
                 1,900  L-3 Communications Holdings, Inc.(+)                                  146,300
                30,600  Level 3 Communications, Inc.(+)                                     1,004,063
                28,400  Marconi Plc(i)(s)                                                     304,998
                 9,300  Meade Corp.(+)                                                         61,031
                 1,800  Millipore Corp.                                                       113,400
                 3,000  Molecular Devices Corp.(+)                                            205,313
                37,000  NEC Corp.(i)(s)                                                       677,145
                39,002  Nokia Oyj(i)(s)                                                     1,739,362
               115,200  Nortel Networks Corp.                                               3,693,599
                 5,000  Omron Corp.(i)(s)                                                     103,984
                 7,500  Oplink Communications Inc.(+)                                         135,469
                 3,000  Polycom, Inc.(+)                                                       96,563
                 2,900  Power-One Inc.(+)                                                     114,006
                21,400  QUALCOMM Inc.(+)                                                    1,758,812
                 3,817  Siemens AG(i)(s)                                                      498,851
                 6,800  Tellabs, Inc.(+)                                                      384,200
                 2,900  Transgenomic, Inc.(+)                                                  30,450
                 1,100  Ulticom Inc.(+)                                                        37,469
                                                                                    ---------------------
                                                                                           20,170,957
                                                                                    ---------------------

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES - 0.0%(z)(
                 1,800  Eden Bioscience Corp.(+)                                        $      53,888
                                                                                    ---------------------
FOREST PRODUCTS & PAPER - 0.4%
                15,500  Buckeye Technologies Inc.(+)                                          217,969
                19,200  Caraustar Industries Inc.                                             180,000
                61,463  CSR Ltd.(i)(s)                                                        159,796
                 5,300  Georgia-Pacific Corp.                                                 164,963
                59,100  Hanson Plc(i)(s)                                                      405,181
                12,800  Kimberly-Clark Corp.                                                  904,832
                 6,603  Lafarge S.A.(i)(s)                                                    553,608
                24,800  Pactiv Corp.(+)                                                       306,900
                34,200  Smurfit-Stone Container Corp.(+)                                      510,863
                49,960  Stora Enso Oyj R Shares(i)(s)                                         590,381
                 2,900  Temple-Inland Inc.                                                    155,513
                26,000  Tostem Corp.(i)(s)                                                    323,065
                                                                                    ---------------------
                                                                                            4,473,071
                                                                                    ---------------------
HEAVY ELECTRICAL EQUIPMENT - 0.1%
                 5,100  Active Power Inc.(+)                                                  111,881
                15,200  Cooper Industries, Inc.(+)                                            698,250
                 7,800  Emerson Electric Co.                                                  614,738
                                                                                    ---------------------
                                                                                            1,424,869
                                                                                    ---------------------
HEAVY MACHINERY - 0.1%
                12,200  Deere & Co.                                                           558,913
                24,000  Ebara Corp.(i)(s)                                                     260,806
                59,000  Kubota Corp.(i)(s)                                                    179,790
                17,526  Smiths Group Plc(s)                                                   211,516
                 1,828  Technip S.A.(i)(s)                                                    265,335
                                                                                    ---------------------
                                                                                            1,476,360
                                                                                    ---------------------
INDUSTRIAL PARTS - 1.4%
                 1,800  Applied Industrial Technologies, Inc.                                   37,013
                10,125  Autoliv, Inc. SDR(i)(s)                                                158,815
                 4,800  Capstone Turbine Corp.(+)                                              134,400
                27,800  Caterpillar Inc.                                                     1,315,288
                 5,100  Flowserve Corp.(+)                                                     109,013
                 4,600  Idex Corp.                                                             152,375
                 8,100  Illinois Tool Works Inc.                                               482,456
                28,400  Ingersoll-Rand Co.                                                   1,189,250
                14,300  ITT Industries, Inc.                                                   554,125
                 6,400  Kennametal Inc.                                                        186,400
                 6,000  Mettler-Toledo International, Inc.(+)                                  326,250
                29,000  Minebea Co., Ltd.(i)(s)                                                268,669
                15,600  Parker-Hannifin Corp.                                                  688,350
                 9,200  Shaw Group Inc. (The)(+)                                               460,000
                29,000  Sumitomo Rubber Industries, Ltd.(i)(s)                                 121,384
               114,800  Tyco International Ltd.                                              6,371,399
                 6,300  United Technologies Corp.(+)                                           495,338
                                                                                    ---------------------
                                                                                           13,050,525
                                                                                    ---------------------
INDUSTRIAL SERVICES - 0.4%
                 5,000  Gatx Corp.                                                            249,375

The Accompanying Notes are an Integral Part of the Financial Statements.    17

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

DECEMBER 31, 2000

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------
                 1,300  Macnica Inc.(i)(s)                                             $       99,037
                88,000  Mitsubishi Corp.(i)(s)                                                648,827
                15,300  On Assignment Inc.(+)                                                 436,050
                24,838  Vivendi Environnement(i)(s)(+)                                      1,084,374
                25,610  Vivendi Universal(i)(s)                                             1,685,532
                                                                                    ---------------------
                                                                                            4,203,195
                                                                                    ---------------------
MINING & METALS - 0.4%
                 7,104  Acerinox S.A.(i)(s)                                                   216,768
                70,300  Alcoa Inc.                                                          2,355,049
                76,200  Billiton Plc(i)                                                       293,646
                39,900  Glynwed International Plc(i)(s)                                       115,022
               294,000  Kawasaki Steel Corp.(i)(s)                                            303,783
                 8,100  Mueller Industries, Inc.(+)                                           217,181
                11,000  Nippon Sheet Glass Co., Ltd.(i)(s)                                    134,273
                   300  Phelps Dodge Corp.                                                     16,744
                 9,500  Tokyo Steel Manufacturing Co., Ltd.(i)(s)                              42,342
                14,000  Valmont Industries, Inc.                                              257,250
                24,836  WMC Ltd.(i)(s)                                                        105,667
                                                                                    ---------------------
                                                                                            4,057,725
                                                                                    ---------------------
MULTI-INDUSTRY - 0.1%
                37,600  Hutchison Whampoa Ltd.(i)(s)                                          468,801
                10,938  Johnson Matthey Plc(i)(s)                                             172,361
                 5,184  Lagardere S.C.A.(i)(s)                                                300,790
                46,300  Southcorp Ltd.(i)(s)                                                  125,906
                                                                                    ---------------------
                                                                                            1,067,858
                                                                                    ---------------------
RAILROADS - 0.3%
                40,100  Burlington Northern Santa Fe Corp.                                  1,135,331
                24,000  Nippon Express Co., Ltd.(i)(s)                                        145,009
                28,300  Union Pacific Corp.                                                 1,436,225
                   147  West Japan Railway Co.(i)(s)                                          650,044
                                                                                    ---------------------
                                                                                            3,366,609
                                                                                    ---------------------
TRUCKING & SHIPPING & AIR FREIGHT - 0.1%
                17,000  C.H. Robinson Worldwide, Inc.                                         534,438
                11,800  FedEx Corp.(+)                                                        471,528
               117,000  Nippon Yusen Kabushiki Kaisha(i)(s)                                   483,573
                                                                                    ---------------------
                                                                                            1,489,539
                                                                                    ---------------------
                                                                                           72,453,716
                                                                                    ---------------------
INSURANCE - 2.9%
LIFE & HEALTH INSURANCE - 1.1%
                20,900  Aflac Inc.                                                          1,508,719
                29,200  American General Corp.                                              2,379,799
                16,100  CIGNA Corp.                                                         2,130,030
                19,500  Lincoln National Corp.                                                922,594
                12,400  MetLife, Inc.                                                         434,000
                 1,600  MIIX Group Inc.                                                        12,000
                 5,400  Nationwide Financial Services Inc.                                    256,500
                11,900  Protective Life Corp.                                                 383,775
                 3,700  Stancorp Financial Group                                              176,675
                19,100  Torchmark Corp.                                                       734,156
                 3,201  Zurich Financial Services AG(i)(s)(+)                               1,929,884
                                                                                    ---------------------
                                                                                           10,868,132
                                                                                    ---------------------

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------

PROPERTY AND CASUALTY INSURANCE - 1.8%
                 5,522  Allianz AG(i)(s)                                                $   2,066,538
                52,400  Allstate Corp.                                                      2,282,674
                20,600  Ambac Financial Group, Inc.                                         1,201,238
                59,000  American International Group, Inc.                                  5,815,187
                 5,000  American Physicians Capital, Inc.(+)                                   82,813
                25,018  AMP Ltd.(i)(s)                                                        281,096
                 4,600  Berkley (W.R.) Corp.                                                  217,063
                 1,500  Cincinnati Financial Corp.                                             59,344
                28,100  Hartford Financial Services Group Inc. (The)                        1,984,563
               123,700  Legal & General Group Plc(i)(s)                                       340,891
                12,600  MBIA Inc.                                                             933,975
                20,950  Mediolanum SpA(i)(s)                                                  266,915
                 5,700  Renaissancere Holdings Ltd.                                           446,381
                60,727  Royal & Sun Alliance Insurance Group(i)(s)                            519,740
                59,997  Skandia Forsakrings AB(i)(s)                                          976,052
                34,000  Tokio Marine & Fire Insurance Co., Ltd.(i)(s)                         389,720
                                                                                    ---------------------
                                                                                           17,864,190
                                                                                    ---------------------
                                                                                           28,732,322
                                                                                    ---------------------
PHARMACEUTICALS - 5.8%
BIOTECHNOLOGY - 0.0%(z)
                 2,800  Harvard Bioscience, Inc.(+)                                            27,650
                   700  Specialty Laboratories, Inc.(+)                                        23,188
                                                                                    ---------------------
                                                                                               50,838
                                                                                    ---------------------
DRUGS - 5.8%
                 1,500  3 Dimensional Pharmaceutical, Inc.(+)                                  22,219
                 4,000  Abgenix, Inc.(+)                                                      236,250
                 1,900  Adolar Corp.(+)                                                        41,800
                13,100  Akorn Inc.(+)                                                          85,969
                34,300  Alza Corp.(+)                                                       1,457,750
                56,800  American Home Products Corp.                                        3,609,640
                19,400  Amgen Inc.(+)                                                       1,240,388
                 1,500  Arena Pharmaceuticals, Inc.(+)                                         23,250
                 4,100  Astrazeneca Plc(i)(s)                                                 206,684
                 6,600  Bindley Western Industries Inc.                                       274,313
                64,300  Bristol-Myers Squibb Co.                                            4,754,180
                 8,300  Celltech Group Plc(i)(s)(+)                                           146,660
                 3,200  COR Therapeutics, Inc.(+)                                             112,600
                 1,200  Durect Corp.(+)                                                        14,400
                 3,300  Enzon, Inc.(+)                                                        204,806
                 5,100  Forest Laboratories, Inc. Cl A(+)                                     677,663
                 2,000  Gilead Sciences, Inc.(+)                                              165,875
                94,563  Glaxosmithkline Plc(i)(s)(+)                                        2,669,516
                 9,000  Human Genome Sciences, Inc.(+)                                        623,813
                   800  IDEC Pharmaceuticals Corp.(+)                                         151,650
                 2,000  Immunogen Inc.(+)                                                      42,875
                 4,713  Inhale Therapeutic Systems Inc.Inc.(+)                                238,007
                 6,600  Isis Pharmaceuticals, Inc.(+)                                          70,125
                25,000  Ligand Pharmaceuticals Inc. Cl B(+)                                   350,000
                46,400  Lilly (Eli) & Co.                                                   4,318,100
                 1,700  Maxygen Inc.(+)                                                        41,650

18    The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

DECEMBER 31, 2000

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------
                 7,900  Medarex Inc.(+)                                                $      321,925
                 3,600  MediChem Life Sciences, Inc.(+)                                        16,650
               115,600  Merck & Co., Inc.                                                  10,823,049
                 6,700  Neurocrine Biosciences Inc.(+)                                        221,938
                   943  Novartis AG(i)(s)                                                   1,667,198
                 2,357  Novo Nordisk A/S Cl B(i)(s)                                           422,486
                23,337  Nycomed Amersham Plc(i)(s)                                            194,330
                 1,000  OSI Pharmaceuticals, Inc.(+)                                           80,125
               241,200  Pfizer, Inc.                                                       11,095,199
                58,200  Pharmacia Corp.                                                     3,550,200
                 4,791  POZEN Inc.(+)                                                          87,436
                 2,200  Priority Healthcare Corp. Cl B(+)                                      89,788
                   119  Roche Holding AG(i)(s)(+)                                           1,212,397
                 5,000  Sankyo Co. Ltd.(i)(s)                                                 119,965
                 7,881  Schering AG(i)(s)                                                     447,658
                81,200  Schering-Plough Corp.                                               4,608,099
                21,000  Takeda Chemical Industries, Ltd.(i)(s)                              1,243,082
                 2,500  Trimeris Inc.(+)                                                      137,188
                 4,500  Vertex Pharmaceuticals, Inc.(+)                                       321,750
                 2,000  Yamanouchi Pharmaceutical Co. Ltd.(i)(s)                               86,515
                                                                                    ---------------------
                                                                                           58,527,161
                                                                                    ---------------------
                                                                                           58,577,999
                                                                                    ---------------------
REAL ESTATE INVESTMENT TRUSTS - 0.2%
REAL ESTATE INVESTMENT TRUST - 0.2%
                 7,900  Canary Wharf Group Plc(i)(s)(+)                                        57,524
                 5,000  Centerpoint Properties Corp.                                          236,250
                 7,000  Cheung Kong Holdings Ltd.(i)(s)                                        89,520
                38,000  City Developments(i)(s)                                               176,413
                11,450  Cousins Properties Inc.                                               319,884
                 4,700  General Growth Properties, Inc.                                       170,081
                 4,100  Manufactured Home Communities, Inc.                                   118,900
                10,600  Mission West Properties Inc.                                          147,075
                 9,922  Post Properties, Inc.                                                 372,695
                60,000  Sun Hung Kai Properties Ltd.(i)(s)                                    598,086
                                                                                    ---------------------
                                                                                            2,286,428
                                                                                    ---------------------
RETAIL - 3.2%
CLOTHING STORES - 0.5%
                28,200  Abercrombie & Fitch Co. Cl A(+)                                       564,000
                   220  Compagnie Financiere Richemont AG
                           A Units(i)(s)                                                      588,522
                37,000  Gap, Inc. (The)                                                       943,500
                51,200  Limited., Inc. (The)                                                  873,600
                13,000  Pacific Sunwear of California, Inc.(+)                                333,125
                51,900  TJX Companies, Inc. (The)                                           1,440,225
                                                                                    ---------------------
                                                                                            4,742,972
                                                                                    ---------------------
DEPARTMENT STORES - 1.6%
                 7,995  Carrefour S.A.(i)(s)                                                  502,174
                34,830  Dixons Group Plc(i)(s)                                                116,534
                47,200  Federated Department Stores, Inc.(+)                                1,652,000
                 6,000  Ito-Yokado Co., Ltd.(i)(s)                                            299,475

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------

                14,000  Marui Co., Ltd.(i)(s)                                          $      211,471
                32,700  May Department Stores Co. (The)                                     1,070,925
                60,953  MFI Furniture Group Plc(i)(s)                                          62,455
                91,600  Target Corp.                                                        2,954,100
               204,000  Tesco Plc(i)(s)                                                       831,083
                19,000  UNY Co., Ltd.(i)(s)                                                   202,977
               157,300  Wal-Mart Stores, Inc.                                               8,356,562
                                                                                    ---------------------
                                                                                           16,259,756
                                                                                    ---------------------
GROCERY STORES - 0.3%
                64,200  Kroger Co. (The)(+)                                                 1,737,413
                26,700  Safeway Inc.(+)                                                     1,668,750
                                                                                    ---------------------
                                                                                            3,406,163
                                                                                    ---------------------
SPECIALTY STORES - 0.8%
                 4,500  Best Buy Co., Inc.(+)                                                 133,031
                 2,300  BJ's Wholesale Club Inc.(+)                                            88,263
                 6,200  Cost Plus, Inc.(+)                                                    182,125
                13,700  Genesco Inc.(+)                                                       334,794
                14,900  Grainger (W.W.), Inc.                                                 543,850
               101,900  Home Depot, Inc.                                                    4,655,555
                37,700  Lowe's Companies, Inc.                                              1,677,650
                 6,700  School Specialty Inc.(+)                                              134,419
                 7,900  Walgreen Co.                                                          330,319
                                                                                    ---------------------
                                                                                            8,080,006
                                                                                    ---------------------
                                                                                           32,488,897
                                                                                    ---------------------
SEMICONDUCTORS - 2.6%
SEMICONDUCTOR - 2.6%
                 2,200  Advantest Corp.(i)(s)                                                 206,130
                 9,960  Agfa Gevaert NV(i)(s)                                                 237,428
                 2,900  Alliance Fiber Optics Products Inc.(+)                                 17,400
                52,400  Altera Corp.(+)                                                     1,378,775
                17,800  Analog Devices, Inc.(+)                                               911,138
                43,400  Applied Materials, Inc.(+)                                          1,657,337
                11,800  ARM Holdings Plc(i)(s)(+)                                              89,183
                 4,900  AXT, Inc.(+)                                                          162,006
                 5,100  Bookham Technology Plc(i)(s)(+)                                        72,367
                 7,100  Broadcom Corp.(+)                                                     596,400
                 6,200  Cypress Semiconductor Corp.(+)                                        122,063
                10,300  Exar Corp.(+)                                                         319,139
                 2,700  Fanuc Ltd.(i)(s)                                                      183,704
                34,000  Fujitsu Ltd.(i)(s)                                                    501,366
                 6,000  hi/fn, Inc.(+)                                                        165,000
               248,200  Intel Corp.                                                         7,461,512
                77,300  JDS Uniphase Corp.(+)                                               3,222,443
                 2,200  JNI Corp.(+)                                                           49,913
                12,900  Lattice Semiconductor Corp.(+)                                        237,038
                26,900  Linear Technology Corp.                                             1,244,125
                13,300  Maxim Integrated Products, Inc.(+)                                    635,906
                17,100  Micron Technology, Inc.(+)                                            607,050
                 2,700  Murata Manufacturing Co., Ltd.(i)(s)                                  316,813
                 9,900  PMC-Sierra, Inc.(+)                                                   778,388

The Accompanying Notes are an Integral Part of the Financial Statements.    19

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

DECEMBER 31, 2000

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------
                29,000  Ricoh Co., Ltd.(i)(s)                                          $      535,814
                16,000  Silicon Image Inc.(+)                                                  87,000
                13,409  Spirent Plc(i)(s)                                                     122,173
                 1,000  TDK Corp.(i)(s)                                                        97,373
                52,900  Texas Instruments Inc.                                              2,506,137
                31,100  Xilinx, Inc.(+)                                                     1,434,488
                                                                                    ---------------------
                                                                                           25,955,609
                                                                                    ---------------------
SOFTWARE & SERVICES - 4.3%
COMPUTER SOFTWARE - 3.2%
                 9,600  Adobe Systems Inc.(+)                                                 558,600
                25,600  BEA Systems, Inc.(+)                                                1,723,200
                 8,800  Certicom Corp.(+)                                                     179,300
                 6,100  Citrix Systems, Inc.(+)                                               137,250
                 9,700  click2learn.com, Inc.(+)                                               94,575
                 5,000  Eclipsys Corp.(+)                                                     122,500
                37,900  Gemstar International Group Ltd.(+)                                 1,748,137
                 7,100  Informatica Corp.(+)                                                  280,894
                58,300  International Business Machines Corp.                               4,955,499
                 5,000  Internet Security Systems(+)                                          392,188
                 4,700  Metasolv Software Inc.(+)                                              42,888
               180,200  Microsoft Corp.(+)                                                  7,816,174
                14,000  NCR Corp.                                                             687,750
               292,000  Oracle Corp.(+)                                                     8,486,249
                24,200  Parametric Technology Corp.(+)                                        325,188
                13,600  Peregrine Systems, Inc.(+)                                            268,600
                 2,700  Precise Software Solutions Ltd.(+)                                     66,825
                 3,100  Rational Software Corp.(+)                                            120,706
                 5,900  SeeBeyond Technology Corp.(+)                                          60,475
                 4,700  Siebel Systems, Inc.(+)                                               317,838
                 8,000  Smart Force Plc ADR(i)(+)                                             300,500
                 2,910  Software AG(i)(s)(+)                                                  225,839
                 5,300  Synquest Inc.(+)                                                       39,088
                 2,800  Telecommunication Systems Inc.(+)                                       9,450
                 3,400  TIBCO Software Inc.(+)                                                162,988
                 8,000  U.S. Wireless Corp.(+)                                                 35,000
                38,000  Veritas Software Corp.(+)                                           3,324,999
                 3,200  Watchguard Tech Inc.(+)                                               101,200
                 5,300  Webtrends Corp.(+)                                                    153,369
                 4,800  Wind River Systems, Inc.(+)                                           163,800
                 6,900  Witness Systems Inc.(+)                                                93,150
                                                                                    ---------------------
                                                                                           32,994,219
                                                                                    ---------------------
INFORMATION SERVICES - 0.6%
                   421  Adecco S.A.(i)(s)                                                     264,992
                26,000  Automatic Data Processing, Inc.                                     1,646,125
                37,267  Autostrade Concessioni e Costruzioni
                           Autostrade SpA(i)(s)                                               246,674
                 5,000  Corillian Corp.(+)                                                     60,000
                 3,100  Costar Group Inc.(+)                                                   73,238
                 3,800  DiamondCluster International, Inc. Cl A                               115,900
                 6,225  eFunds Corp.(+)                                                        57,192

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------

                 1,500  Exelixis Inc.(+)                                                $      21,938
                36,757  Getronics NV(i)(s)                                                    216,035
                 5,200  Getty Images Inc.(+)                                                  166,400
                51,200  Hays Plc(i)(s)                                                        295,193
                 1,000  Hitachi Software Engineering Co., Ltd.(i)(s)                           72,680
                 6,042  Intershop Communications AG(i)(s)(+)                                  189,582
                 8,040  Logica Plc(i)(s)                                                      210,157
                 4,850  Obie Media Corp.(+)                                                    37,284
                74,300  QXL.com Ricardo Plc(i)(s)(+)                                            9,988
                11,400  Railtrack Group Plc(i)(s)                                             157,506
                15,882  Reuters Group Plc(i)(s)                                               268,772
                 1,800  SBA Communications Corp.(+)                                            73,913
                20,100  Severn Trent Plc(i)(s)                                                223,367
                   250  SGS Societe Generale de Surveillance
                           Holding S.A.(i)(s)                                                 362,542
                 2,200  Softbank Corp.(i)(s)                                                   76,480
                10,500  Source Information Management Co.(+)                                   39,375
                 6,300  Symyx Technologies Inc.(+)                                            226,800
                27,650  Tele1 Europe Holding AB(i)(s)(+)                                      133,334
                 9,520  Tietoenator Oyj(i)(s)                                                 270,825
                    28  TNT Post Group NV(i)(s)                                                   677
                 1,400  Wireless Facilities, Inc.(+)                                           50,750
                                                                                    ---------------------
                                                                                            5,567,719
                                                                                    ---------------------
INTERNET - 0.5%
                22,700  Akamai Technologies, Inc.(+)                                          478,119
                61,600  America Online, Inc.(+)                                             2,143,679
                19,700  Ameritrade Holding Corp. Cl A(+)                                      137,900
                 6,100  Apropos Technology, Inc.(+)                                            43,463
                 2,700  Clarent Corp.(+)                                                       30,544
                11,500  Digitalthink Inc.(+)                                                  196,219
                40,600  E*trade Group Inc.(+)                                                 299,425
                 1,500  E.piphany, Inc.(+)                                                     80,906
                 8,400  eBay Inc.(+)                                                          277,200
                 8,600  Ibasis Inc.(+)                                                         35,475
                 1,300  Inet Technologies Inc.(+)                                              52,650
                 2,000  internet.com Corp.(+)                                                  11,875
                 1,300  Interwoven Inc.(+)                                                     85,719
                 2,950  Netegrity Inc.(+)                                                     160,406
                 1,600  Nuance Communications(+)                                               69,000
                 8,500  Saba Software, Inc.(+)                                                133,875
                 1,200  SafeNet, Inc.(+)                                                       56,400
               150,000  Sunevision Holdings Ltd.(i)(s)(+)                                      54,328
                 7,500  Tumbleweed Communications Corp.(+)                                    128,320
                 3,800  Yahoo! Inc.(+)                                                        114,238
                                                                                    ---------------------
                                                                                            4,589,741
                                                                                    ---------------------
                                                                                           43,151,679
                                                                                    ---------------------
TELECOMMUNICATIONS - 3.5%
TELEPHONE - 2.2%
                79,600  AT&T Corp.                                                          1,378,075
                47,300  BellSouth Corp.                                                     1,936,344
                   400  Ectel Ltd.(+)                                                           4,575

20   The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

DECEMBER 31, 2000

SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------
                14,300  FLAG Telecom Holdings Ltd.(+)                                   $      89,375
                67,000  Global Crossing Ltd.(+)                                               958,938
                 6,600  ITXC Corp.(+)                                                          45,788
               104,800  Qwest Communications International Inc.(+)                          4,296,799
               149,400  SBC Communications Inc.(+)                                          7,133,849
                75,148  Telenor ASA(i)(s)(+)                                                  327,231
                61,700  Telstra Corp. Ltd.(i)(s)                                              220,203
                 6,600  Turnstone Systems Inc.(+)                                              49,088
               100,100  Verizon Communications                                              5,017,512
                 1,300  Williams Communications Group Inc.(+)                                  15,275
                74,200  WorldCom, Inc.(+)                                                   1,043,438
                                                                                    ---------------------
                                                                                           22,516,490
                                                                                    ---------------------
WIRELESS TELECOMMUNICATIONS - 1.3%
                 1,100  Boston Communications Group, Inc.(+)                                   30,663
                19,600  British Telecommunications Plc(i)(s)                                  167,456
                 8,152  Cable & Wireless Plc(i)(s)                                            109,952
                 7,793  Carrier1 International S.A.(i)(s)(+)                                  139,017
                42,000  China Mobile (Hong Kong) Ltd.(i)(s)(+)                                229,388
                    14  DDI Corp.(i)(s)                                                        67,548
                14,320  Deutsche Telekom AG(i)(s)                                             431,576
                87,900  Nextel Communications, Inc.(+)                                      2,175,524
                   188  Nippon Telegraph and Telephone Corp.(i)(s)                          1,354,851
                59,581  Royal KPN NV(i)(s)                                                    685,816
                75,500  SmarTone Telecommunications Holding Ltd.(i)(s)                        108,896
                24,600  Sonera Oyj(i)(s)                                                      445,761
                76,400  Sprint Corp. (PCS Group)(+)                                         1,561,425
                12,799  Telecel-Comunicacoes Pessoais, S.A.(i)(s)(+)                          139,394
                 7,653  Telecom Corp. of New Zealand(i)(s)                                     16,289
                70,351  Telecom Italia SpA(i)(s)                                              778,082
                84,523  Telefonica S.A.(i)(s)(+)                                            1,396,681
               841,957  Vodafone Group Plc(i)(s)                                            3,087,384
                                                                                    ---------------------
                                                                                           12,925,703
                                                                                    ---------------------
                                                                                           35,442,193
                                                                                    ---------------------
UTILITIES - 1.8%
ELECTRICAL UTILITY - 1.4%
                15,300  Ameren Corp.                                                          708,581
                17,600  Cinergy Corp.                                                         618,200
                14,000  Cleco Corp.                                                           766,500
                35,700  CMS Energy Corp.(+)                                                 1,131,244
                14,800  Consolidated Edison, Inc.                                             569,800
                18,100  DTE Energy Co.                                                        704,769
                 8,200  Dynegy Inc. Cl A                                                      459,713
                57,200  Entergy Corp.                                                       2,420,274
                14,800  FPL Group, Inc.                                                     1,061,900
                12,800  GPU Inc.                                                              471,200
               107,500  Hong Kong Electric Holdings Ltd.(i)(s)                                396,928
                32,500  PG&E Corp.                                                            650,000
                11,900  Pinnacle West Capital Corp.                                           566,738

SHARES/PRINCIPAL AMOUNT                                                                      VALUE
------------------------------------------------------------------------------------------------------

                25,500  Progress Energy, Inc.                                          $    1,254,281
                 6,100  Reliant Energy, Inc.                                                  264,206
                24,700  Texas Utilities Co.                                                 1,094,519
                12,300  Wisconsin Energy Corp.                                                277,519
                20,300  XCEL Energy Inc.                                                      589,969
                                                                                    ---------------------
                                                                                           14,006,341
                                                                                    ---------------------
GAS & WATER UTILITIES - 0.4%
                10,600  Atmos Energy Corp.                                                    258,375
                82,911  BG Group Plc(i)(s)                                                    324,461
                56,000  British Energy Plc(i)(s)                                              215,803
                12,707  E.ON AG(i)(s)                                                         773,086
                48,851  Iberdrola S.A.(i)(s)                                                  612,300
                 5,700  Kinder Morgan, Inc.                                                   297,469
                21,300  NiSource Inc.                                                         654,975
                89,000  Osaka Gas Co., Ltd.(i)(s)                                             270,429
                49,600  ScottishPower Plc(i)(s)                                               391,910
                15,500  Tokyo Electric Power Co.(i)(s)                                        384,785
                78,000  Tokyo Gas Co., Ltd.(i)(s)                                             230,858
                                                                                    ---------------------
                                                                                            4,414,451
                                                                                    ---------------------
                                                                                           18,420,792
                                                                                    ---------------------
TOTAL COMMON STOCKS                                                                       598,789,839
                                                                                    ---------------------
   (Cost $520,756,620)

CORPORATE BONDS - 5.2%
CONSUMER SERVICES - 1.0%
MEDIA - 1.0%
          $    750,000  Adelphia Communications Corp., 9.38%,
                           11/15/09                                                           660,000
               825,000  AT&T Corp. - Liberty Media Group, 8.25%,
                           2/1/30                                                             756,599
             1,850,000  Clear Channel Communications, 7.65%,
                           9/15/10                                                          1,867,039
             1,000,000  Comcast Cable Communications, 6.20%,
                           11/15/08                                                           960,820
             1,000,000  Lamar Media Corp., 8.63%, 9/15/07                                   1,000,000
             1,850,000  TCI Communications Inc., 7.88%, 2/15/26                             1,737,409
             2,500,000  Time Warner Inc., 8.11%, 8/15/06                                    2,676,175
                                                                                    ---------------------
                                                                                            9,658,042
                                                                                    ---------------------
ENERGY - 0.6%
ENERGY RESERVES & PRODUCTION - 0.1%
             1,425,000  Amerada Hess Corp., 7.88%, 10/1/29                                  1,494,013
                                                                                    ---------------------
OIL SERVICES - 0.5%
             2,000,000  Dynegy Holdings Inc., 6.88%, 7/15/02                                2,003,480
               705,000  Dynegy Holdings Inc., 7.45%, 7/15/06                                  719,156
             2,000,000  Phillips Petroleum Co., 8.75%, 5/25/10                              2,288,480
                                                                                    ---------------------
                                                                                            5,011,116
                                                                                    ---------------------
                                                                                            6,505,129
                                                                                    ---------------------

The Accompanying Notes are an Integral Part of the Financial Statements.   21

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

DECEMBER 31, 2000

PRINCIPAL AMOUNT                                                                             VALUE
------------------------------------------------------------------------------------------------------
FINANCE - 2.1%
BANKS - 1.0%
           $   560,000  Bank One Capital III, 8.75%, 9/1/30                             $     553,347
             1,600,000  Capital One Bank, 8.25%, 6/15/05                                    1,623,088
             3,000,000  Citigroup Inc., 7.25%, 10/1/10                                      3,102,870
             1,250,000  FCB/SC Capital Trust I, 8.25%, 3/15/28                              1,096,238
             3,195,000  First Union National Bank, 7.80%, 8/18/10                           3,296,026
                                                                                    ---------------------
                                                                                            9,671,569
                                                                                    ---------------------
FINANCIAL SERVICES - 1.1%
               640,000  Comdisco, Inc., 6.38%, 11/30/01                                       582,400
             2,000,000  ERAC USA Finance Co., 144A, 6.38%,
                           5/15/03                                                          1,954,180
             2,485,000  Ford Motor Credit Co., 7.88%, 6/15/10                               2,556,245
             2,000,000  Household Finance Corp., 8.00%, 7/15/10                             2,120,180
               750,000  McKesson Financial of Canada, 144A, 6.55%,
                           11/1/02                                                            725,205
               396,603  Oil Purchase Co., 144A, 7.10%, 4/30/02                                376,773
               530,000  Provident Financing Trust I, 7.41%, 3/15/38                           385,893
             1,810,000  St. George Funding Co. LLC, 144A, 8.49%,
                           12/31/49                                                         1,547,622
             1,785,000  UBS Preferred Funding Trust I, VRN, 8.62%,
                           10/29/49                                                         1,879,605
                                                                                    ---------------------
                                                                                           12,128,103
                                                                                    ---------------------
                                                                                           21,799,672
                                                                                    ---------------------
INDUSTRIAL CYCLICAL - 0.5%
CHEMICALS - 0.2%
             1,590,000  Rohm & Haas Co., 7.85%, 7/15/29                                     1,605,900
                                                                                    ---------------------
INDUSTRIAL SERVICES - 0.1%
               845,000  Comdisco Inc., 9.50%, 8/15/03                                         667,550
                                                                                    ---------------------
RAILROADS - 0.1%
             1,750,000  Union Pacific Corp., 5.78%, 10/15/01                                1,736,438
                                                                                    ---------------------
TRUCKING & SHIPPING & AIR FREIGHT - 0.1%
               200,000  Atlantic Express, 10.75%, 2/1/04                                      151,000
               802,903  FedEx Corp., Series 1999-1, Class C, 8.25%,
                           1/15/19                                                            862,542
                                                                                    ---------------------
                                                                                            1,013,542
                                                                                    ---------------------
                                                                                            5,023,430
                                                                                    ---------------------
RETAIL - 0.1%
GROCERY STORES - 0.1%
               995,000  Kroger Co., 8.00%, 9/15/29                                          1,027,745
                                                                                    ---------------------
SEMICONDUCTORS - 0.1%
SEMICONDUCTOR - 0.1%
               750,000  Charter Communications Holdings, LLC,
                           8.25%, 4/1/07                                                      682,500
                                                                                    ---------------------
TELECOMMUNICATIONS - 0.6%
TELEPHONE - 0.6%
             1,500,000  AT&T Corp., 6.00%, 3/15/09                                          1,341,690
             1,985,000  COX Communications Inc., 7.75%, 11/1/10                             2,054,852

PRINCIPAL AMOUNT                                                                             VALUE
------------------------------------------------------------------------------------------------------

            $1,300,000  Qwest Capital Funding Inc., 6.25%, 7/15/05                    $     1,268,280
               835,000  Williams Communications Group, 10.70%,
                           10/1/07                                                            642,950
                                                                                    ---------------------
                                                                                            5,307,772
                                                                                    ---------------------
UTILITIES - 0.2%
ELECTRICAL UTILITY - 0.2%
             1,600,000  Dominion Resources Inc., Series 2000 A,
                          8.13%, 6/15/10                                                    1,729,456
                                                                                    ---------------------
TOTAL CORPORATE BONDS                                                                      51,733,746
                                                                                    ---------------------
   (Cost $51,680,506)

FOREIGN CORPORATE BONDS - 1.3%
FINANCE - 0.3%
BANKS - 0.1%
             1,000,000  Royal Bank of Scotland Group Plc, 7.82%,
                          11/29/49                                                          1,020,160
                                                                                    ---------------------
FINANCIAL SERVICES - 0.2%
             1,445,000  HSBC Capital Funding LP, VRN, 144A,
                          10.18%, 12/29/49                                                  1,659,192
                                                                                    ---------------------
                                                                                            2,679,352
                                                                                    ---------------------
INSURANCE - 0.2%
LIFE & HEALTH INSURANCE - 0.2%
             2,155,000  Axa, 8.60%, 12/15/30                                                2,225,641
                                                                                    ---------------------
SOFTWARE & SERVICES - 0.2%
INFORMATION SERVICES - 0.2%
             1,770,000  Marconi Corp. Plc, 8.38%, 9/15/30                                   1,611,638
                                                                                    ---------------------
TELECOMMUNICATIONS - 0.6%
TELEPHONE - 0.6%
             1,170,000  Deutsche Telekom International Finance BV,
                           7.75%, 6/15/05                                                   1,190,229
             2,000,000  Deutsche Telekom International Finance BV,
                           8.00%, 6/15/10                                                   2,031,320
             770,000  Global Crossing Holding Ltd., 9.13%,
                           11/15/06                                                           731,500
             1,250,000  Koninklijke KPN NV, 144A, 8.38%, 10/1/30                            1,143,688
             1,000,000  Telefonica Europe BV, 7.75%, 9/15/10                                1,012,600
                                                                                    ---------------------
                                                                                            6,109,337
                                                                                    ---------------------
TOTAL FOREIGN CORPORATE BONDS                                                              12,625,968
                                                                                    ---------------------
   (Cost $12,620,270)

MORTGAGE PASS THRU - 8.2%
             6,495,000  FHLMC, 6.90%, 12/1/10                                               6,721,312
             3,384,747  FNMA, 6.50%, 3/1/28                                                 3,340,339
             2,145,030  FNMA, 6.00%, 12/1/28                                                2,077,311
               108,203  FNMA, 6.00%, 1/1/29                                                   104,787
             1,085,000  FNMA, 7.13%, 1/15/30                                                1,214,516

22   The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)
DECEMBER 31, 2000

PRINCIPAL AMOUNT                                                                             VALUE
------------------------------------------------------------------------------------------------------
           $10,335,000  FNMA, TBA, 7.00%, 1/1/16                                      $    10,444,861
            10,432,000  FNMA, TBA, 7.50%, 1/1/30                                           10,585,246
             1,960,000  FNMA, TBA, 6.00%, 1/1/31                                            1,897,535
            28,925,000  FNMA, TBA, 7.00%, 1/1/31                                           28,970,124
               233,139  GNMA, 8.50%, 6/15/27                                                  240,497
               664,662  GNMA, 8.50%, 9/15/27                                                  685,639
               692,567  GNMA, 8.50%, 9/15/27                                                  714,424
             7,423,616  GNMA, 6.50%, 12/15/28                                               7,340,101
             7,855,000  GNMA, TBA, 7.00%, 1/1/31                                            7,889,405
                                                                                    ---------------------
TOTAL MORTGAGE PASS THRU                                                                   82,226,097
                                                                                    ---------------------
   (Cost $81,095,787)

PREFERRED STOCKS - 0.1%
CONSUMER SERVICES - 0.1%
LEISURE - 0.0%(z)
                 2,100  AMCV Capital Trust I, 7.00%, 2/15/15                                   58,275
                                                                                    ---------------------
MEDIA - 0.1%
                64,500  News Corp. Ltd.(i)(s)                                                 458,743
                                                                                    ---------------------
TOTAL PREFERRED STOCKS                                                                        517,018
                                                                                    ---------------------
   (Cost $489,147)

SOVEREIGN GOVERNMENTS AND AGENCIES - 0.5%
ARGENTINA - 0.1%
         $     252,000  Republic of Argentina, 7.63%, 3/27/01                                 229,068
               390,000  Republic of Argentina, 11.75%, 4/7/09                                 362,700
               417,600  Republic of Argentina FRB, 7.63%, 3/30/01                             379,598
               365,000  Republic of Argentina, Series BGL5, 11.38%,
                           1/30/17                                                            325,215
                                                                                    ---------------------
                                                                                            1,296,581
                                                                                    ---------------------
BRAZIL - 0.3%
               350,000  Federal Republic of Brazil, 14.50%, 10/15/09                          385,000
               708,061  Federal Republic of Brazil, 4.50%, 4/15/14                            547,419
               775,000  Federal Republic of Brazil, 11.00%, 8/17/40                           631,237
               425,000  Federal Republic of Brazil Discount Bonds,
                           Series 30 Year ZL, 7.63%, 4/15/01                                  324,063
                                                                                    ---------------------
                                                                                            1,887,719
                                                                                    ---------------------
BULGARIA - 0.0%(z)
               195,000  Bulgaria Government International Bond
                           Discount Bonds, VRN, 7.75%, 1/28/01                                148,200
                                                                                    ---------------------
COLOMBIA - 0.0%(z)
               385,000  Republic of Colombia, 9.75%, 4/23/09                                  323,400
                                                                                    ---------------------

PRINCIPAL AMOUNT                                                                             VALUE
------------------------------------------------------------------------------------------------------

MEXICO - 0.0%(z)
         $     155,000  United Mexican States, 9.88%, 2/1/10                           $      166,780
               175,000  United Mexican States, Series XW, 10.38%,
                           2/17/09                                                            191,450
                                                                                    ---------------------
                                                                                              358,230
                                                                                    ---------------------
PERU - 0.0%(z)
                95,000  Peru PDI, 4.50%, 3/7/17                                                61,275
                                                                                    ---------------------
QATAR - 0.0%(z)
               225,000  State of Qatar, 144A, 9.75%, 6/15/30                                  225,000
                                                                                    ---------------------
RUSSIA - 0.1%
               390,000  Russian Federation, 12.75%, 6/24/28                                   322,725
               870,000  Russian Federation, 2.50%, 3/31/30                                    325,163
               450,000  Russian Federation, VRN, 8.25%, 3/31/10                               280,688
                                                                                    ---------------------
                                                                                              928,576
                                                                                    ---------------------
TURKEY - 0.0%(z)
               175,000  Republic of Turkey, 12.38%, 6/15/09                                   162,750
                                                                                    ---------------------
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES                                                    5,391,731
                                                                                    ---------------------
   (Cost $5,372,606)

U.S. GOVERNMENT AGENCY SECURITIES - 2.4%
            10,260,000  FHLMC, 6.88%, 9/15/10                                              10,925,258
             7,460,000  FNMA, 7.00%, 7/15/05                                                7,829,494
             4,740,000  FNMA, 7.13%, 6/15/10                                                5,123,656
                                                                                    ---------------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                    23,878,408
                                                                                    ---------------------
   (Cost $22,771,418)

U.S. TREASURY SECURITIES - 4.7%
             1,235,000  U.S. Treasury Bonds, 8.88%, 2/15/19                                 1,697,162
             3,845,000  U.S. Treasury Bonds, 8.00%, 11/15/21                                4,975,661
            12,650,000  U.S. Treasury Bonds, 6.00%, 2/15/26                                13,329,938
             1,100,000  U.S. Treasury Bonds, 6.75%, 8/15/26                                 1,272,909
            12,360,000  U.S. Treasury Bonds, 6.50%, 11/15/26                               13,881,763
             3,165,000  U.S. Treasury Bonds, 5.25%, 2/15/29                                 3,031,975
             4,000,000  U.S. Treasury Notes, 6.13%, 12/31/01                                4,022,480
               640,000  U.S. Treasury Notes, 6.00%, 8/15/04                                   658,099
               660,000  U.S. Treasury Notes, 5.75%, 8/15/10                                   691,660
             9,170,000  U.S. Treasury Notes, PO, 5.63%, 11/15/15(y)                         4,016,735
                                                                                    ---------------------
TOTAL U.S. TREASURY SECURITIES                                                             47,578,382
                                                                                    ---------------------
   (Cost $43,544,855)

SHORT-TERM INVESTMENTS - 7.4%
INVESTMENT COMPANIES - 7.4%
             6,472,260  Hamilton Money Fund                                                 6,472,260
            67,411,956  J.P. Morgan Institutional Prime Money
                           Market Fund(a)                                                  67,411,956
                                                                                    ---------------------
                                                                                           73,884,216
                                                                                    ---------------------

The Accompanying Notes are an Integral Part of the Financial Statements.    23

THE DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

DECEMBER 31, 2000

PRINCIPAL AMOUNT                                                                             VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 0.0%(z)
          $  490,000  U.S. Treasury Bills,
                        5.84%, 3/22/01(s)(y)                                              $    483,880
                                                                                    ---------------------
TOTAL SHORT-TERM INVESTMENTS                                                                74,368,096
                                                                                    ---------------------
   (Cost $74,367,812)
TOTAL INVESTMENT SECURITIES - 100.0%                                                    $1,003,024,892
                                                                                    =====================
   (Cost $915,459,724)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                        VALUE AT           UNREALIZED
CONTRACTS                        SETTLEMENT        CONTRACTUAL         DECEMBER 31,       APPRECIATION
TO BUY                              DATE              VALUE               2000           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
       343,092,340  JPY for
         3,470,000  EUR           3/21/01          $3,268,960          $3,043,414           $(225,546)
        17,111,801  EUR           3/21/01          15,432,151          16,120,401              688,250
           660,000  GBP           3/21/01             982,707             987,181                4,474
        72,965,200  JPY           3/21/01             670,000             647,241             (22,759)
        10,216,658  SEK           3/21/01           1,069,827           1,088,294               18,467
                                             -----------------------------------------------------------
                                                  $21,423,645         $21,886,531             $462,886
                                             ===========================================================

                                                                         VALUE AT           UNREALIZED
CONTRACTS                         SETTLEMENT        SETTLEMENT          DECEMBER 31,       APPRECIATION
TO SELL                             DATE              VALUE                2000           (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
         1,000,000  AUD            3/21/01        $    546,080         $   555,990        $    (9,910)
         5,124,320  CHF            3/21/01           3,033,937           3,183,543           (149,606)
         3,750,000  EUR            3/21/01           3,406,587           3,532,738           (126,151)
           805,374  GBP            3/21/01           1,168,300           1,204,621            (36,321)
       615,947,814  JPY            3/21/01           5,614,839           5,463,789             151,050
                                             -----------------------------------------------------------
                                                   $13,769,743         $13,940,681          $(170,938)
                                             ===========================================================

FUTURES CONTRACTS
                                                                              UNREALIZED
                                  EXPIRATION        UNDERLYING FACE          APPRECIATION
PURCHASED                            DATE           AMOUNT AT VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------
    164  Dow Jones Stoxx 50       March 2001          $  7,409,332          $    (20,222)
    217  US Two Year Note         March 2001            44,084,908               394,589
    338  US Five Year Note        March 2001            35,004,125               788,350
                                                 -------------------------------------------
                                                       $86,498,365            $1,162,717
                                                 ===========================================

                                                                              UNREALIZED
                                  EXPIRATION        UNDERLYING FACE          APPRECIATION
SOLD                                 DATE           AMOUNT AT VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------
      1  FTSE 100 Index           March 2001           $   92,621           $     2,499
      7  SPI 200 Index            March 2001              315,539                (2,857)
      5  Topix Index              March 2001              561,515               (12,024)
    360  US Ten Year Note         March 2001           37,749,377              (800,776)
     43  US Long Bond             March 2001            4,498,875              (120,838)
                                                 -------------------------------------------
                                                      $43,217,927             $(933,996)
                                                 ===========================================

COMMON STOCKS COUNTRIES           % OF TOTAL INVESTMENTS
----------------------------------------------------------
Australia                                   0.2%
Finland                                     0.3%
France                                      0.9%
Germany                                     0.8%
Hong Kong                                   0.2%
Italy                                       0.3%
Japan                                       2.3%
Netherlands                                 0.6%
Singapore                                   0.1%
Spain                                       0.4%
Sweden                                      0.2%
Switzerland                                 1.0%
United Kingdom                              2.2%
United States                               50.1%


FOREIGN BONDS & SOVEREIGN
GOVERNMENTS COUNTRIES             % OF TOTAL INVESTMENTS
----------------------------------------------------------
Argentina                                  0.1%
Bermuda                                    0.1%
Brazil                                     0.3%
Russia                                     0.1%
France                                     0.2%
Netherlands                                0.5%
United Kingdom                             0.5%

ADR - American Depositary Receipt
FRB - Floating Rate Bond
PO - Principal Only
SDR - Swedish Depository Receipt
SEQ - Sequential Payer
TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement.
VRN - Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average maturity.
144A - Securities restricted for resale to Qualified Institutional Buyers
(a) Money market mutual fund registered under the Investment Co. Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(i) Foreign security
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(y) Yield to maturity
(z) Category is less than 0.05% of total investment securities.
(+) Non-income producing security


24    The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

DECEMBER 31, 2000

ASSETS
Investments at Value (Cost $915,459,724)
                                                                    $1,003,024,892
Foreign Currency at Value (Cost $1,260,223)                              1,284,829
Receivable for Investments Sold                                          6,163,051
Dividend and Interest Receivable                                         4,413,075
Unrealized Appreciation of Forward Foreign Currency Contracts              862,241
Foreign Tax Reclaim Receivable                                             199,715
Variation Margin Receivable                                                 81,933
Receivable for Expense Reimbursement                                        28,103
Prepaid Expenses and Other Assets                                            1,381
                                                                   -----------------
TOTAL ASSETS                                                         1,016,059,220
                                                                   ----------------
LIABILITIES
Payable for Investments Purchased                                       65,347,875
Unrealized Depreciation of Forward Foreign Currency Contracts              570,293
Advisory Fee Payable                                                       461,335
Due to Custodian                                                           392,754
Administrative Services Fee Payable                                         19,975
Fund Services Fee Payable                                                      625
Administration Fee Payable                                                     602
Accrued Expenses and Other Liabilities                                     189,586
                                                                   ----------------
TOTAL LIABILITIES                                                       66,983,045
                                                                   ----------------
NET ASSETS
Applicable to Investors' Beneficial Interests                        $ 949,076,175
                                                                   ================

The Accompanying Notes are an Integral Part of the Financial Statements.    25

THE DIVERSIFIED PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000

INVESTMENT INCOME
INCOME
Interest Income                                                     $13,319,014
Dividend Income (Net of Foreign Withholding Tax of $26,191)          3,664,039
Dividend Income from Affiliated Investment                             132,435
                                                                   -------------
    Investment Income                                               17,115,488
                                                                   -------------
EXPENSES
Advisory Fee                                                         2,791,562
Custodian Fees and Expenses                                            420,427
Administrative Services Fee                                            121,367
Professional Fee                                                        25,053
Printing Expenses                                                        8,149
Fund Services Fee                                                        6,852
Trustees' Fees and Expenses                                              5,735
Administration Fee                                                       3,037
Insurance Expenses                                                         898
                                                                   -------------
    Total Expenses                                                   3,383,080
Less: Reimbursement of Expenses                                       (83,963)
                                                                   -------------
    Net Expenses                                                     3,299,117
                                                                   -------------
NET INVESTMENT INCOME                                               13,816,371
                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON
Investment Transactions                                             (4,978,261)
Futures Contracts                                                   (2,224,834)
Foreign Currency Contracts and Transactions                          1,342,373
                                                                   -------------
    Net Realized Loss                                               (5,860,722)
                                                                   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
Investments                                                         (49,056,009
Futures Contracts                                                      623,668
Foreign Currency Contracts and Translations                            503,247
                                                                   -------------
    Net Change in Unrealized Appreciation (Depreciation)            (47,929,094
                                                                   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(39,973,44
                                                                   =============

26   The Accompanying Notes are an Integral Part of the Financial Statements.

THE DIVERSIFIED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000
(UNAUDITED) AND THE YEAR ENDED JUNE 30, 2000

INCREASE (DECREASE) IN NET ASSETS                                   DECEMBER 31, 2000      JUNE 30, 2000
FROM OPERATIONS
Net Investment Income                                               $  13,816,371          $  24,000,368
Net Realized Gain (Loss) on Investments, Futures Contracts
  and Foreign Currency Contracts and Transactions                     (5,860,722)            31,839,696
Net Change in Unrealized Appreciation (Depreciation) on
Investments, Futures Contracts and Foreign Currency
Contracts and Translations                                            (47,929,094)            10,705,620
                                                                  ------------------    ------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                                       (39,973,445)            66,545,684
                                                                  ------------------    ------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                         196,842,472            239,595,249
Withdrawals                                                          (190,892,521)         (196,922,291)
                                                                  ------------------    ------------------
    Net Increase from Transactions in Investors'
      Beneficial Interest                                               5,949,951             42,672,958
                                                                  ------------------    ------------------
    Total Increase (Decrease) in Net Assets                           (34,023,494)           109,218,642
                                                                  ------------------    ------------------
NET ASSETS
Beginning of Period                                                   983,099,669            873,881,027
                                                                  ------------------    ------------------
End of Period                                                        $949,076,175           $983,099,669
                                                                  ==================    ==================

SUPPLEMENTARY DATA
                                          FOR THE SIX
                                         MONTHS ENDED                FOR THE YEARS ENDED JUNE 30
                                       DECEMBER 31, 2000  --------------------------------------------------
                                          (UNAUDITED)         2000       1999      1998      1997      1996
                                       --------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
    Net Expenses                          0.65%(a)            0.64%     0.65%     0.65%     0.65%      0.65%
    Net Investment Income                 2.72%(a)            2.50%     2.55%     3.13%     3.33%      3.35%
    Expenses without Reimbursement        0.67%(a)            0.66%     0.68%     0.71%     0.80%      0.82%
Portfolio Turnover                         115%(b)             217%     144%       82%       100%       144%

(a)  Annualized
(b)  Not Annualized


The Accompanying Notes are an Integral Part of the Financial Statements.     27

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

DECEMBER 31, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The Diversified Portfolio (the ''Portfolio'') is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust (the "Trust") under the laws of the State of New York on January 29, 1993. The Portfolio commenced operations on September 10, 1993. The Portfolio's investment objective is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Portfolio may invest in international markets. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Equity securities traded on principal securities exchanges are valued at the last reported sales price, or mean of the latest bid and asked prices when no last sales price is available. Securities traded over-the-counter and certain foreign securities are valued at the quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees.

    Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

    Fixed income securities, (other than convertible bonds), with a maturity of 60 days or more held by Funds other than money market funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Dividend income less foreign taxes withheld (if any) is recorded as of the ex-dividend date or as of the time that the relevant ex-dividend and amount becomes known. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums

    FUTURES CONTRACTS--The Portfolio may enter into futures contracts in order to hedge existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Portfolio. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Portfolio will recognize a gain or loss when the contract is closed or expires.

    FOREIGN CURRENCY TRANSACTIONS--All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates and are reported in the Statement of Operations.

    Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--The Portfolio may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency, to manage the Portfolio's exposure to foreign currency exchange fluctuations or to adjust the Portfolio's exposure relative to the benchmark.

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

DECEMBER 31, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The Portfolio bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

    COMMITMENTS--The Portfolio may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

    RESTRICTED AND ILLIQUID SECURITIES--The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. At the end of the period, the Portfolio had no investments in restricted and illiquid securities (excluding 144A issues).

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

    FOREIGN TAXES--The Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.55% of the Portfolio's average daily net assets.

    The Portfolio may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Portfolio investment in an affiliated money market fund.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Portfolio to the extent the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Portfolio exceed 0.65% of the Portfolio's average daily net assets through October 31, 2001.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and

THE DIVERSIFIED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                    (Continued)

DECEMBER 31, 2000

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities, required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    TRUSTEES--Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Portfolio, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' Fees and Expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $1,300.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS

    During the six months ended December 31, 2000, the Portfolio purchased $451,240,010 of investment securities and sold $373,876,239 of investment securities other than U.S. government securities and short-term investments. Purchases and sales of U.S. government securities were $675,175,269 and $716,465,629, respectively.

--------------------------------------------------------------------------------
4. CREDIT AGREEMENT

    The Portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 3 of the Fund's Notes to the Financial Statements which are included elsewhere in this report.

--------------------------------------------------------------------------------
5. CONCENTRATIONS OF CREDIT RISK

    The Portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

    The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

--------------------------------------------------------------------------------
6. CORPORATE EVENT

    The merger of J.P. Morgan & Co. Incorporated, the former parent company of the fund's advisor, J.P. Morgan Investment Management, Inc. ("JPMIM"), with and into The Chase Manhattan Corporation was consummated on December 31, 2000. J.P. Morgan Chase & Co. will be the new parent company of JPMIM, which will continue to serve as the fund's advisor.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

[back cover]

J.P. MORGAN FUNDS - ADVISOR SERIES
       Disciplined Equity Fund
           ---------------------------------------------------------------------
       International Equity Fund
           ---------------------------------------------------------------------
       International Opportunities Fund
           ---------------------------------------------------------------------
       U.S. Small Company Fund
           ---------------------------------------------------------------------
       U.S. Small Company Opportunities Fund
           ---------------------------------------------------------------------
       U.S. Equity Fund
           ---------------------------------------------------------------------
       Diversified Fund
           ---------------------------------------------------------------------
       Bond Fund
           ---------------------------------------------------------------------
       For more information on the J.P. Morgan
           Funds - Advisor Series, call
           J.P. Morgan Funds Services at (800) 766-7722.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                  MAILING
500 Stanton Christiana Road                                  INFORMATION
Newark, Delaware 19713-2107

IN-SAN-24655